UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08257

STATE STREET INSTITUTIONAL FUNDS

(Exact name of registrant as specified in charter)

One Congress Street

Boston, Massachusetts 02114

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Andrew J. DeLorme, Esq. Chief Legal Officer c/o SSGA Funds Management, Inc. One Congress Street Boston, Massachusetts 02114	Adam M. Schlichtmann, Esq. Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: September 30

Date of reporting period: September 30, 2025

Item 1. Report to Stockholders.

(a) The Report to Shareholders is attached herewith.

State Street Institutional Small-Cap Equity Fund

Investment: SIVIX

Annual Shareholder Report

September 30, 2025

This annual shareholder report contains important information about the State Street Institutional Small-Cap Equity Fund (the "Fund") for the period of October 1, 2024 through September 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment	$76	0.75%

How did the Fund perform last year and what affected its performance?

Palisade, Champlain, and SouthernSun were the primary detractors to relative performance during the quarter. Each underperformed the Russell 2000 Index by -11.95%, 8.41% and -9.10%, respectively. Kennedy, the Fund’s dedicated value manager, outperformed its style benchmark, the Russell 2000 Value Index by +0.22% and Westfield, the Fund’s dedicated growth manager, underperformed its style benchmark, the Russell 2000 Growth Index by -7.77% as of Q3 2025.

Low quality stocks outperfomed higher quality names which impacted the 1 Year performance of most fundamentally driven managers.

The Fund used E-mini Russell 2000 Index futures in order to equitize cash to manage daily flows and to maintain market exposure on the cash during the reporting period. It is meant to get market exposure and not to speculate in either direction.

On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were Modine Manufacturing Company, Advanced Energy Industries, and Irhythm Technologies. The top negative contributors to the Fund’s performance on an absolute basis during the reporting period were MGP Ingredients, Inc., Neogen Corp., and Acadia Healthcare Co, Inc.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $5,000,000 Investment

(Based on Net Asset Value)

	SIVIX	S&P 500® Index	Russell 2000® Index
09/30/15	$5,000,000	$5,000,000	$5,000,000
10/31/15	$5,276,484	$5,421,770	$5,281,701
11/30/15	$5,433,644	$5,437,894	$5,453,508
12/31/15	$5,171,220	$5,352,128	$5,179,689
01/31/16	$4,789,385	$5,086,533	$4,724,215
02/29/16	$4,828,886	$5,079,670	$4,724,004
03/31/16	$5,243,636	$5,424,266	$5,101,035
04/30/16	$5,378,595	$5,445,294	$5,181,094
05/31/16	$5,480,637	$5,543,082	$5,297,797
06/30/16	$5,493,804	$5,557,444	$5,294,457
07/31/16	$5,783,471	$5,762,340	$5,610,571
08/31/16	$5,908,555	$5,770,431	$5,709,790
09/30/16	$5,911,846	$5,771,522	$5,773,387
10/31/16	$5,743,971	$5,666,242	$5,498,921
11/30/16	$6,287,097	$5,876,091	$6,112,117
12/31/16	$6,423,621	$5,992,239	$6,283,376
01/31/17	$6,474,656	$6,105,890	$6,308,160
02/28/17	$6,590,336	$6,348,330	$6,429,900
03/31/17	$6,603,945	$6,355,735	$6,438,314
04/30/17	$6,702,613	$6,421,008	$6,508,920
05/31/17	$6,610,750	$6,511,370	$6,376,502
06/30/17	$6,767,258	$6,552,011	$6,596,927
07/31/17	$6,814,890	$6,686,737	$6,645,939
08/31/17	$6,702,613	$6,707,207	$6,561,389
09/30/17	$7,073,468	$6,845,564	$6,970,879
10/31/17	$7,121,101	$7,005,308	$7,030,301
11/30/17	$7,264,000	$7,220,160	$7,232,910
12/31/17	$7,263,292	$7,300,438	$7,203,717
01/31/18	$7,445,712	$7,718,417	$7,391,981
02/28/18	$7,151,606	$7,433,938	$7,105,751
03/31/18	$7,218,618	$7,245,018	$7,197,654
04/30/18	$7,304,243	$7,272,817	$7,259,881
05/31/18	$7,728,649	$7,447,961	$7,700,560
06/30/18	$7,844,058	$7,493,803	$7,755,739
07/31/18	$7,981,803	$7,772,674	$7,890,910
08/31/18	$8,279,632	$8,025,949	$8,231,087
09/30/18	$8,167,946	$8,071,632	$8,033,111
10/31/18	$7,263,292	$7,519,935	$7,160,583
11/30/18	$7,438,266	$7,673,179	$7,274,400
12/31/18	$6,558,981	$6,980,361	$6,410,303
01/31/19	$7,300,744	$7,539,738	$7,131,452
02/28/19	$7,633,413	$7,781,826	$7,502,201
03/31/19	$7,507,539	$7,933,040	$7,345,185
04/30/19	$7,831,217	$8,254,246	$7,594,706
05/31/19	$7,197,347	$7,729,704	$7,004,045
06/30/19	$7,750,297	$8,274,465	$7,499,072
07/31/19	$7,772,775	$8,393,386	$7,542,247
08/31/19	$7,395,150	$8,260,432	$7,169,854
09/30/19	$7,660,387	$8,414,989	$7,319,034
10/31/19	$7,795,253	$8,597,255	$7,511,790
11/30/19	$8,123,426	$8,909,326	$7,821,011
12/31/19	$8,307,417	$9,178,227	$8,046,527
01/31/20	$7,963,464	$9,174,629	$7,788,462
02/29/20	$7,175,239	$8,419,381	$7,132,813
03/31/20	$5,713,439	$7,379,479	$5,583,103
04/30/20	$6,530,327	$8,325,482	$6,349,966
05/31/20	$6,950,714	$8,722,009	$6,763,189
06/30/20	$7,098,805	$8,895,465	$7,002,251
07/31/20	$7,457,089	$9,397,037	$7,196,061
08/31/20	$7,786,710	$10,072,501	$7,601,512
09/30/20	$7,428,426	$9,689,779	$7,347,596
10/31/20	$7,681,614	$9,432,091	$7,501,483
11/30/20	$8,890,226	$10,464,566	$8,884,193
12/31/20	$9,567,785	$10,866,909	$9,652,679
01/31/21	$9,789,604	$10,757,199	$10,138,424
02/28/21	$10,459,989	$11,053,828	$10,770,303
03/31/21	$10,795,182	$11,537,938	$10,878,476
04/30/21	$11,150,092	$12,153,703	$11,106,912
05/31/21	$11,169,810	$12,238,589	$11,129,811
06/30/21	$11,135,304	$12,524,296	$11,345,445
07/31/21	$11,095,870	$12,821,810	$10,935,776
08/31/21	$11,302,901	$13,211,665	$11,180,391
09/30/21	$10,918,415	$12,597,194	$10,850,739
10/31/21	$11,445,851	$13,479,776	$11,312,322
11/30/21	$11,086,011	$13,386,375	$10,840,941
12/31/21	$11,569,100	$13,986,300	$11,083,110
01/31/22	$10,657,420	$13,262,551	$10,016,098
02/28/22	$10,599,719	$12,865,451	$10,123,020
03/31/22	$10,617,029	$13,343,139	$10,249,012
04/30/22	$9,803,442	$12,179,593	$9,233,239
05/31/22	$9,866,913	$12,201,938	$9,247,193
06/30/22	$9,157,188	$11,194,744	$8,486,675
07/31/22	$10,028,477	$12,226,949	$9,372,708
08/31/22	$9,745,741	$11,728,311	$9,180,916
09/30/22	$8,937,923	$10,648,150	$8,301,059
10/31/22	$10,063,098	$11,510,238	$9,214,914
11/30/22	$10,420,845	$12,153,477	$9,430,154
12/31/22	$9,832,794	$11,453,260	$8,818,114
01/31/23	$10,716,777	$12,172,914	$9,677,581
02/28/23	$10,595,684	$11,875,907	$9,514,118
03/31/23	$10,159,747	$12,311,922	$9,059,536
04/30/23	$9,978,107	$12,504,092	$8,896,660
05/31/23	$9,778,302	$12,558,443	$8,814,478
06/30/23	$10,632,012	$13,388,246	$9,531,110
07/31/23	$11,104,276	$13,818,342	$10,113,971
08/31/23	$10,698,613	$13,598,333	$9,607,987
09/30/23	$10,081,036	$12,949,993	$9,042,344
10/31/23	$9,439,240	$12,677,700	$8,425,666
11/30/23	$10,105,255	$13,835,496	$9,188,269
12/31/23	$11,218,585	$14,464,051	$10,310,925
01/31/24	$10,846,590	$14,707,109	$9,909,897
02/29/24	$11,433,951	$15,492,404	$10,470,219
03/31/24	$11,786,367	$15,990,865	$10,845,042
04/30/24	$11,081,534	$15,337,726	$10,081,740
05/31/24	$11,544,897	$16,098,242	$10,587,512
06/30/24	$11,375,215	$16,675,880	$10,489,575
07/31/24	$12,171,414	$16,878,865	$11,555,307
08/31/24	$12,282,360	$17,288,291	$11,382,695
09/30/24	$12,380,254	$17,657,519	$11,462,249
10/31/24	$12,132,257	$17,497,390	$11,296,691
11/30/24	$13,385,293	$18,524,507	$12,535,870
12/31/24	$12,437,097	$18,082,916	$11,500,586
01/31/25	$12,893,438	$18,586,478	$11,802,122
02/28/25	$12,292,227	$18,343,960	$11,170,835
03/31/25	$11,401,276	$17,310,382	$10,410,449
04/30/25	$11,075,318	$17,193,002	$10,169,946
05/31/25	$11,727,234	$18,275,210	$10,713,025
06/30/25	$12,074,922	$19,204,553	$11,295,299
07/31/25	$12,169,087	$19,635,561	$11,491,238
08/31/25	$12,770,298	$20,033,603	$12,312,253
09/30/25	$12,574,724	$20,764,832	$12,695,328

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SIVIX	1.57%	11.10%	9.66%
S&P 500® Index	17.60%	16.47%	15.30%
Russell 2000® Index	10.76%	11.56%	9.77%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 9/30/2025

  Total Net Assets$527,218,385
  Number of Portfolio Holdings331
  Portfolio Turnover Rate45%
  Total Advisory Fees Paid$4,799,047

What did the Fund invest in as of 9/30/2025? (as a percentage of total net assets)

Top Ten Industries

Industries	%
Regional Banks	9.5%
Industrial Machinery & Supplies & Components	6.9%
Application Software	5.4%
Healthcare Equipment	3.4%
Building Products	3.1%
Specialty Chemicals	3.0%
Automotive Parts & Equipment	2.8%
Electronic Equipment & Instruments	2.6%
Life Sciences Tools & Services	2.6%
Biotechnology	2.4%

Top Ten Holdings

Holdings	%
Modine Manufacturing Co.	1.5%
MSA Safety, Inc.	1.5%
Brink's Co.	1.4%
Enerpac Tool Group Corp.	1.3%
Ingevity Corp.	1.0%
U.S. Physical Therapy, Inc.	1.0%
Applied Industrial Technologies, Inc.	1.0%
IDACORP, Inc.	1.0%
Belden, Inc.	1.0%
Repligen Corp.	1.0%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf.

TSR AR SIVIX

State Street Institutional Small-Cap Equity Fund

Service: SSQSX

Annual Shareholder Report

September 30, 2025

This annual shareholder report contains important information about the State Street Institutional Small-Cap Equity Fund (the "Fund") for the period of October 1, 2024 through September 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$101	1.00%

How did the Fund perform last year and what affected its performance?

Palisade, Champlain, and SouthernSun were the primary detractors to relative performance during the quarter. Each underperformed the Russell 2000 Index by -11.95%, 8.41% and -9.10%, respectively. Kennedy, the Fund’s dedicated value manager, outperformed its style benchmark, the Russell 2000 Value Index by +0.22% and Westfield, the Fund’s dedicated growth manager, underperformed its style benchmark, the Russell 2000 Growth Index by -7.77% as of Q3 2025.

Low quality stocks outperfomed higher quality names which impacted the 1 Year performance of most fundamentally driven managers.

The Fund used E-mini Russell 2000 Index futures in order to equitize cash to manage daily flows and to maintain market exposure on the cash during the reporting period. It is meant to get market exposure and not to speculate in either direction.

On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were Modine Manufacturing Company, Advanced Energy Industries, and Irhythm Technologies. The top negative contributors to the Fund’s performance on an absolute basis during the reporting period were MGP Ingredients, Inc., Neogen Corp., and Acadia Healthcare Co, Inc.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $5,000,000 Investment

(Based on Net Asset Value)

	SSQSX	S&P 500® Index	Russell 2000® Index
09/30/15	$5,000,000	$5,000,000	$5,000,000
10/31/15	$5,273,097	$5,421,770	$5,281,701
11/30/15	$5,429,983	$5,437,894	$5,453,508
12/31/15	$5,169,672	$5,352,128	$5,179,689
01/31/16	$4,785,883	$5,086,533	$4,724,215
02/29/16	$4,821,966	$5,079,670	$4,724,004
03/31/16	$5,235,277	$5,424,266	$5,101,035
04/30/16	$5,369,768	$5,445,294	$5,181,094
05/31/16	$5,468,175	$5,543,082	$5,297,797
06/30/16	$5,484,576	$5,557,444	$5,294,457
07/31/16	$5,773,238	$5,762,340	$5,610,571
08/31/16	$5,894,607	$5,770,431	$5,709,790
09/30/16	$5,897,888	$5,771,522	$5,773,387
10/31/16	$5,727,315	$5,666,242	$5,498,921
11/30/16	$6,268,556	$5,876,091	$6,112,117
12/31/16	$6,404,553	$5,992,239	$6,283,376
01/31/17	$6,451,944	$6,105,890	$6,308,160
02/28/17	$6,567,037	$6,348,330	$6,429,900
03/31/17	$6,580,577	$6,355,735	$6,438,314
04/30/17	$6,675,359	$6,421,008	$6,508,920
05/31/17	$6,583,962	$6,511,370	$6,376,502
06/30/17	$6,736,290	$6,552,011	$6,596,927
07/31/17	$6,783,681	$6,686,737	$6,645,939
08/31/17	$6,668,589	$6,707,207	$6,561,389
09/30/17	$7,040,947	$6,845,564	$6,970,879
10/31/17	$7,084,953	$7,005,308	$7,030,301
11/30/17	$7,223,741	$7,220,160	$7,232,910
12/31/17	$7,223,491	$7,300,438	$7,203,717
01/31/18	$7,404,633	$7,718,417	$7,391,981
02/28/18	$7,108,891	$7,433,938	$7,105,751
03/31/18	$7,171,736	$7,245,018	$7,197,654
04/30/18	$7,256,762	$7,272,817	$7,259,881
05/31/18	$7,678,194	$7,447,961	$7,700,560
06/30/18	$7,789,097	$7,493,803	$7,755,739
07/31/18	$7,925,877	$7,772,674	$7,890,910
08/31/18	$8,217,922	$8,025,949	$8,231,087
09/30/18	$8,107,019	$8,071,632	$8,033,111
10/31/18	$7,208,704	$7,519,935	$7,160,583
11/30/18	$7,382,452	$7,673,179	$7,274,400
12/31/18	$6,506,361	$6,980,361	$6,410,303
01/31/19	$7,241,669	$7,539,738	$7,131,452
02/28/19	$7,566,987	$7,781,826	$7,502,201
03/31/19	$7,442,207	$7,933,040	$7,345,185
04/30/19	$7,763,069	$8,254,246	$7,594,706
05/31/19	$7,130,258	$7,729,704	$7,004,045
06/30/19	$7,678,397	$8,274,465	$7,499,072
07/31/19	$7,696,222	$8,393,386	$7,542,247
08/31/19	$7,321,884	$8,260,432	$7,169,854
09/30/19	$7,584,812	$8,414,989	$7,319,034
10/31/19	$7,718,505	$8,597,255	$7,511,790
11/30/19	$8,039,366	$8,909,326	$7,821,011
12/31/19	$8,222,257	$9,178,227	$8,046,527
01/31/20	$7,877,499	$9,174,629	$7,788,462
02/29/20	$7,093,527	$8,419,381	$7,132,813
03/31/20	$5,653,097	$7,379,479	$5,583,103
04/30/20	$6,455,960	$8,325,482	$6,349,966
05/31/20	$6,871,559	$8,722,009	$6,763,189
06/30/20	$7,013,241	$8,895,465	$7,002,251
07/31/20	$7,367,445	$9,397,037	$7,196,061
08/31/20	$7,693,313	$10,072,501	$7,601,512
09/30/20	$7,334,386	$9,689,779	$7,347,596
10/31/20	$7,584,690	$9,432,091	$7,501,483
11/30/20	$8,774,816	$10,464,566	$8,884,193
12/31/20	$9,444,007	$10,866,909	$9,652,679
01/31/21	$9,657,981	$10,757,199	$10,138,424
02/28/21	$10,319,353	$11,053,828	$10,770,303
03/31/21	$10,650,039	$11,537,938	$10,878,476
04/30/21	$10,995,314	$12,153,703	$11,106,912
05/31/21	$11,009,904	$12,238,589	$11,129,811
06/30/21	$10,975,862	$12,524,296	$11,345,445
07/31/21	$10,936,958	$12,821,810	$10,935,776
08/31/21	$11,136,342	$13,211,665	$11,180,391
09/30/21	$10,752,163	$12,597,194	$10,850,739
10/31/21	$11,272,507	$13,479,776	$11,312,322
11/30/21	$10,917,506	$13,386,375	$10,840,941
12/31/21	$11,390,854	$13,986,300	$11,083,110
01/31/22	$10,486,637	$13,262,551	$10,016,098
02/28/22	$10,429,768	$12,865,451	$10,123,020
03/31/22	$10,441,142	$13,343,139	$10,249,012
04/30/22	$9,639,290	$12,179,593	$9,233,239
05/31/22	$9,701,846	$12,201,938	$9,247,193
06/30/22	$9,002,357	$11,194,744	$8,486,675
07/31/22	$9,855,392	$12,226,949	$9,372,708
08/31/22	$9,582,421	$11,728,311	$9,180,916
09/30/22	$8,786,255	$10,648,150	$8,301,059
10/31/22	$9,883,826	$11,510,238	$9,214,914
11/30/22	$10,236,414	$12,153,477	$9,430,154
12/31/22	$9,650,744	$11,453,260	$8,818,114
01/31/23	$10,519,966	$12,172,914	$9,677,581
02/28/23	$10,400,894	$11,875,907	$9,514,118
03/31/23	$9,966,283	$12,311,922	$9,059,536
04/30/23	$9,793,629	$12,504,092	$8,896,660
05/31/23	$9,591,208	$12,558,443	$8,814,478
06/30/23	$10,424,708	$13,388,246	$9,531,110
07/31/23	$10,883,134	$13,818,342	$10,113,971
08/31/23	$10,484,244	$13,598,333	$9,607,987
09/30/23	$9,876,980	$12,949,993	$9,042,344
10/31/23	$9,245,901	$12,677,700	$8,425,666
11/30/23	$9,900,794	$13,835,496	$9,188,269
12/31/23	$10,988,168	$14,464,051	$10,310,925
01/31/24	$10,623,176	$14,707,109	$9,909,897
02/29/24	$11,193,075	$15,492,404	$10,470,219
03/31/24	$11,538,857	$15,990,865	$10,845,042
04/30/24	$10,847,294	$15,337,726	$10,081,740
05/31/24	$11,295,529	$16,098,242	$10,587,512
06/30/24	$11,129,042	$16,675,880	$10,489,575
07/31/24	$11,910,252	$16,878,865	$11,555,307
08/31/24	$12,012,705	$17,288,291	$11,382,695
09/30/24	$12,102,353	$17,657,519	$11,462,249
10/31/24	$11,859,025	$17,497,390	$11,296,691
11/30/24	$13,082,067	$18,524,507	$12,535,870
12/31/24	$12,149,481	$18,082,916	$11,500,586
01/31/25	$12,596,049	$18,586,478	$11,802,122
02/28/25	$12,007,714	$18,343,960	$11,170,835
03/31/25	$11,135,843	$17,310,382	$10,410,449
04/30/25	$10,809,778	$17,193,002	$10,169,946
05/31/25	$11,447,732	$18,275,210	$10,713,025
06/30/25	$11,787,974	$19,204,553	$11,295,299
07/31/25	$11,873,034	$19,635,561	$11,491,238
08/31/25	$12,454,282	$20,033,603	$12,312,253
09/30/25	$12,262,895	$20,764,832	$12,695,328

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SSQSX	1.33%	10.83%	9.39%
S&P 500® Index	17.60%	16.47%	15.30%
Russell 2000® Index	10.76%	11.56%	9.77%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 9/30/2025

  Total Net Assets$527,218,385
  Number of Portfolio Holdings331
  Portfolio Turnover Rate45%
  Total Advisory Fees Paid$4,799,047

What did the Fund invest in as of 9/30/2025? (as a percentage of total net assets)

Top Ten Industries

Industries	%
Regional Banks	9.5%
Industrial Machinery & Supplies & Components	6.9%
Application Software	5.4%
Healthcare Equipment	3.4%
Building Products	3.1%
Specialty Chemicals	3.0%
Automotive Parts & Equipment	2.8%
Electronic Equipment & Instruments	2.6%
Life Sciences Tools & Services	2.6%
Biotechnology	2.4%

Top Ten Holdings

Holdings	%
Modine Manufacturing Co.	1.5%
MSA Safety, Inc.	1.5%
Brink's Co.	1.4%
Enerpac Tool Group Corp.	1.3%
Ingevity Corp.	1.0%
U.S. Physical Therapy, Inc.	1.0%
Applied Industrial Technologies, Inc.	1.0%
IDACORP, Inc.	1.0%
Belden, Inc.	1.0%
Repligen Corp.	1.0%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf.

TSR AR SSQSX

State Street Institutional U.S. Equity Fund

Investment: SUSIX

Annual Shareholder Report

September 30, 2025

This annual shareholder report contains important information about the State Street Institutional U.S. Equity Fund (the "Fund") for the period of October 1, 2024 through September 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment	$41	0.38%

How did the Fund perform last year and what affected its performance?

The reporting period was marked by the U.S. election and policy shifts around tariffs, immigration, tax, and regulation, driving market volatility and rotating leadership. Despite this, returns were strong, supported by positives including solid earnings and Artificial Intelligence (“A.I.”) investment.

The Fund underperformed the often momentum-driven market, with underperformance in the IT and healthcare sectors. Within IT, positions in A.I. beneficiaries such as Nvidia, Corp. and Broadcom, Inc., delivered strong results. However, companies more exposed to the broader economy-such as on semiconductor-or software names potentially disrupted by A.I.-such as Adobe, Inc.-lagged. Palantir, a software company not held in the portfolio, also detracted from relative performance as its shares rose sharply on perceived benefits from Trump administration policies.

In addition to the A.I. beneficiaries mentioned above, positive contributors to relative returns included positions in communication services and industrials. In communication services, Alphabet, Inc. and Meta outperformed on the back of robust advertising spend and A.I. tailwinds. Within industrials, the Fund benefited from holdings in Uber and United Rentals, Inc. among others.

Fund Performance

The Fund's benchmark is an unmanaged index used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $5,000,000 Investment

(Based on Net Asset Value)

	SUSIX	S&P 500® Index
09/30/15	$5,000,000	$5,000,000
10/31/15	$5,446,058	$5,421,770
11/30/15	$5,432,227	$5,437,894
12/31/15	$5,290,926	$5,352,128
01/31/16	$4,946,869	$5,086,533
02/29/16	$4,934,281	$5,079,670
03/31/16	$5,244,772	$5,424,266
04/30/16	$5,290,926	$5,445,294
05/31/16	$5,429,388	$5,543,082
06/30/16	$5,362,255	$5,557,444
07/31/16	$5,584,633	$5,762,340
08/31/16	$5,630,787	$5,770,431
09/30/16	$5,664,353	$5,771,522
10/31/16	$5,538,479	$5,666,242
11/30/16	$5,714,703	$5,876,091
12/31/16	$5,812,732	$5,992,239
01/31/17	$5,983,035	$6,105,890
02/28/17	$6,220,564	$6,348,330
03/31/17	$6,256,417	$6,355,735
04/30/17	$6,346,051	$6,421,008
05/31/17	$6,372,941	$6,511,370
06/30/17	$6,431,203	$6,552,011
07/31/17	$6,583,579	$6,686,737
08/31/17	$6,592,543	$6,707,207
09/30/17	$6,700,103	$6,845,564
10/31/17	$6,825,590	$7,005,308
11/30/17	$6,964,522	$7,220,160
12/31/17	$7,001,557	$7,300,438
01/31/18	$7,399,696	$7,718,417
02/28/18	$7,172,188	$7,433,938
03/31/18	$7,012,932	$7,245,018
04/30/18	$7,007,245	$7,272,817
05/31/18	$7,172,188	$7,447,961
06/30/18	$7,240,440	$7,493,803
07/31/18	$7,541,888	$7,772,674
08/31/18	$7,735,270	$8,025,949
09/30/18	$7,820,586	$8,071,632
10/31/18	$7,263,191	$7,519,935
11/30/18	$7,450,885	$7,673,179
12/31/18	$6,787,089	$6,980,361
01/31/19	$7,351,021	$7,539,738
02/28/19	$7,536,787	$7,781,826
03/31/19	$7,696,015	$7,933,040
04/30/19	$8,041,008	$8,254,246
05/31/19	$7,543,421	$7,729,704
06/30/19	$8,127,257	$8,274,465
07/31/19	$8,213,505	$8,393,386
08/31/19	$8,060,912	$8,260,432
09/30/19	$8,167,064	$8,414,989
10/31/19	$8,392,637	$8,597,255
11/30/19	$8,704,458	$8,909,326
12/31/19	$8,980,963	$9,178,227
01/31/20	$9,016,265	$9,174,629
02/29/20	$8,352,578	$8,419,381
03/31/20	$7,385,289	$7,379,479
04/30/20	$8,366,699	$8,325,482
05/31/20	$8,811,511	$8,722,009
06/30/20	$8,959,781	$8,895,465
07/31/20	$9,524,622	$9,397,037
08/31/20	$10,265,975	$10,072,501
09/30/20	$9,863,526	$9,689,779
10/31/20	$9,665,832	$9,432,091
11/30/20	$10,661,363	$10,464,566
12/31/20	$11,049,030	$10,866,909
01/31/21	$10,878,931	$10,757,199
02/28/21	$11,241,315	$11,053,828
03/31/21	$11,722,030	$11,537,938
04/30/21	$12,402,425	$12,153,703
05/31/21	$12,505,963	$12,238,589
06/30/21	$12,764,810	$12,524,296
07/31/21	$13,075,425	$12,821,810
08/31/21	$13,356,458	$13,211,665
09/30/21	$12,764,810	$12,597,194
10/31/21	$13,600,513	$13,479,776
11/30/21	$13,378,645	$13,386,375
12/31/21	$13,935,754	$13,986,300
01/31/22	$13,380,682	$13,262,551
02/28/22	$12,891,145	$12,865,451
03/31/22	$13,195,746	$13,343,139
04/30/22	$12,064,371	$12,179,593
05/31/22	$12,086,128	$12,201,938
06/30/22	$11,128,811	$11,194,744
07/31/22	$12,184,036	$12,226,949
08/31/22	$11,683,620	$11,728,311
09/30/22	$10,595,759	$10,648,150
10/31/22	$11,357,262	$11,510,238
11/30/22	$12,009,978	$12,153,477
12/31/22	$11,356,881	$11,453,260
01/31/23	$12,135,274	$12,172,914
02/28/23	$11,777,978	$11,875,907
03/31/23	$12,122,513	$12,311,922
04/30/23	$12,364,963	$12,504,092
05/31/23	$12,556,371	$12,558,443
06/30/23	$13,347,525	$13,388,246
07/31/23	$13,755,862	$13,818,342
08/31/23	$13,615,496	$13,598,333
09/30/23	$12,964,709	$12,949,993
10/31/23	$12,798,822	$12,677,700
11/30/23	$13,985,552	$13,835,496
12/31/23	$14,607,116	$14,464,051
01/31/24	$14,944,403	$14,707,109
02/29/24	$15,917,346	$15,492,404
03/31/24	$16,423,276	$15,990,865
04/30/24	$15,748,702	$15,337,726
05/31/24	$16,488,139	$16,098,242
06/30/24	$17,136,767	$16,675,880
07/31/24	$17,305,411	$16,878,865
08/31/24	$17,720,533	$17,288,291
09/30/24	$18,005,930	$17,657,519
10/31/24	$17,811,341	$17,497,390
11/30/24	$18,719,421	$18,524,507
12/31/24	$18,263,252	$18,082,916
01/31/25	$18,697,378	$18,586,478
02/28/25	$18,308,161	$18,343,960
03/31/25	$17,275,240	$17,310,382
04/30/25	$17,170,451	$17,193,002
05/31/25	$18,263,252	$18,275,210
06/30/25	$19,266,234	$19,204,553
07/31/25	$19,909,938	$19,635,561
08/31/25	$20,224,306	$20,033,603
09/30/25	$20,763,221	$20,764,832

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SUSIX	15.31%	16.05%	15.30%
S&P 500® Index	17.60%	16.47%	15.30%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 9/30/2025

  Total Net Assets$319,857,307
  Number of Portfolio Holdings97
  Portfolio Turnover Rate43%
  Total Advisory Fees Paid$1,133,169

What did the Fund invest in as of 9/30/2025? (as a percentage of total net assets)

Top Ten Industries

Industries	%
Semiconductors	13.7%
Interactive Media & Services	9.1%
Systems Software	9.1%
Technology Hardware, Storage & Peripherals	6.3%
Broadline Retail	4.3%
Diversified Banks	3.9%
Pharmaceuticals	3.6%
Application Software	3.3%
Financial Exchanges & Data	2.6%
Life Sciences Tools & Services	2.5%

Top Ten Holdings

Holdings	%
NVIDIA Corp.	9.2%
Microsoft Corp.	7.6%
Apple, Inc.	6.3%
Alphabet, Inc., Class A	4.8%
Amazon.com, Inc.	4.3%
Meta Platforms, Inc., Class A	3.7%
Broadcom, Inc.	2.4%
JPMorgan Chase & Co.	2.2%
Visa, Inc., Class A	1.8%
Bank of America Corp.	1.7%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf.

TSR AR SUSIX

State Street Institutional U.S. Equity Fund

Service: SUSSX

Annual Shareholder Report

September 30, 2025

This annual shareholder report contains important information about the State Street Institutional U.S. Equity Fund (the "Fund") for the period of October 1, 2024 through September 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$68	0.63%

How did the Fund perform last year and what affected its performance?

The reporting period was marked by the U.S. election and policy shifts around tariffs, immigration, tax, and regulation, driving market volatility and rotating leadership. Despite this, returns were strong, supported by positives including solid earnings and Artificial Intelligence (“A.I.”) investment.

The Fund underperformed the often momentum-driven market, with underperformance in the IT and healthcare sectors. Within IT, positions in A.I. beneficiaries such as Nvidia, Corp. and Broadcom, Inc., delivered strong results. However, companies more exposed to the broader economy-such as on semiconductor-or software names potentially disrupted by A.I.-such as Adobe, Inc.-lagged. Palantir, a software company not held in the portfolio, also detracted from relative performance as its shares rose sharply on perceived benefits from Trump administration policies.

In addition to the A.I. beneficiaries mentioned above, positive contributors to relative returns included positions in communication services and industrials. In communication services, Alphabet, Inc. and Meta outperformed on the back of robust advertising spend and A.I. tailwinds. Within industrials, the Fund benefited from holdings in Uber and United Rentals, Inc. among others.

Fund Performance

The Fund's benchmark is an unmanaged index used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $5,000,000 Investment

(Based on Net Asset Value)

	SUSSX	S&P 500® Index
09/30/15	$5,000,000	$5,000,000
10/31/15	$5,444,887	$5,421,770
11/30/15	$5,428,287	$5,437,894
12/31/15	$5,289,625	$5,352,128
01/31/16	$4,943,090	$5,086,533
02/29/16	$4,931,141	$5,079,670
03/31/16	$5,237,844	$5,424,266
04/30/16	$5,281,658	$5,445,294
05/31/16	$5,417,085	$5,543,082
06/30/16	$5,353,355	$5,557,444
07/31/16	$5,572,428	$5,762,340
08/31/16	$5,616,243	$5,770,431
09/30/16	$5,648,108	$5,771,522
10/31/16	$5,524,630	$5,666,242
11/30/16	$5,699,889	$5,876,091
12/31/16	$5,793,527	$5,992,239
01/31/17	$5,962,681	$6,105,890
02/28/17	$6,199,496	$6,348,330
03/31/17	$6,233,327	$6,355,735
04/30/17	$6,317,904	$6,421,008
05/31/17	$6,347,506	$6,511,370
06/30/17	$6,402,481	$6,552,011
07/31/17	$6,554,720	$6,686,737
08/31/17	$6,563,178	$6,707,207
09/30/17	$6,668,899	$6,845,564
10/31/17	$6,791,536	$7,005,308
11/30/17	$6,931,088	$7,220,160
12/31/17	$6,962,496	$7,300,438
01/31/18	$7,358,392	$7,718,417
02/28/18	$7,131,411	$7,433,938
03/31/18	$6,973,053	$7,245,018
04/30/18	$6,967,774	$7,272,817
05/31/18	$7,126,133	$7,447,961
06/30/18	$7,189,476	$7,493,803
07/31/18	$7,490,357	$7,772,674
08/31/18	$7,680,387	$8,025,949
09/30/18	$7,759,567	$8,071,632
10/31/18	$7,205,312	$7,519,935
11/30/18	$7,390,063	$7,673,179
12/31/18	$6,733,865	$6,980,361
01/31/19	$7,286,419	$7,539,738
02/28/19	$7,474,651	$7,781,826
03/31/19	$7,632,524	$7,933,040
04/30/19	$7,972,557	$8,254,246
05/31/19	$7,480,723	$7,729,704
06/30/19	$8,051,493	$8,274,465
07/31/19	$8,136,501	$8,393,386
08/31/19	$7,984,701	$8,260,432
09/30/19	$8,087,925	$8,414,989
10/31/19	$8,312,589	$8,597,255
11/30/19	$8,616,190	$8,909,326
12/31/19	$8,889,139	$9,178,227
01/31/20	$8,921,183	$9,174,629
02/29/20	$8,261,067	$8,419,381
03/31/20	$7,306,142	$7,379,479
04/30/20	$8,273,885	$8,325,482
05/31/20	$8,716,099	$8,722,009
06/30/20	$8,863,503	$8,895,465
07/31/20	$9,414,668	$9,397,037
08/31/20	$10,145,283	$10,072,501
09/30/20	$9,747,931	$9,689,779
10/31/20	$9,549,255	$9,432,091
11/30/20	$10,536,225	$10,464,566
12/31/20	$10,916,322	$10,866,909
01/31/21	$10,742,835	$10,757,199
02/28/21	$11,096,481	$11,053,828
03/31/21	$11,570,234	$11,537,938
04/30/21	$12,237,491	$12,153,703
05/31/21	$12,337,579	$12,238,589
06/30/21	$12,591,137	$12,524,296
07/31/21	$12,898,075	$12,821,810
08/31/21	$13,171,650	$13,211,665
09/30/21	$12,584,464	$12,597,194
10/31/21	$13,405,190	$13,479,776
11/30/21	$13,178,323	$13,386,375
12/31/21	$13,728,241	$13,986,300
01/31/22	$13,182,107	$13,262,551
02/28/22	$12,711,654	$12,865,451
03/31/22	$13,003,335	$13,343,139
04/30/22	$11,883,655	$12,179,593
05/31/22	$11,902,474	$12,201,938
06/30/22	$10,952,158	$11,194,744
07/31/22	$11,996,564	$12,226,949
08/31/22	$11,497,884	$11,728,311
09/30/22	$10,425,250	$10,648,150
10/31/22	$11,177,975	$11,510,238
11/30/22	$11,817,792	$12,153,477
12/31/22	$11,176,874	$11,453,260
01/31/23	$11,931,340	$12,172,914
02/28/23	$11,575,663	$11,875,907
03/31/23	$11,920,562	$12,311,922
04/30/23	$12,157,680	$12,504,092
05/31/23	$12,340,907	$12,558,443
06/30/23	$13,106,152	$13,388,246
07/31/23	$13,504,941	$13,818,342
08/31/23	$13,364,826	$13,598,333
09/30/23	$12,718,140	$12,949,993
10/31/23	$12,567,247	$12,677,700
11/30/23	$13,720,502	$13,835,496
12/31/23	$14,335,563	$14,464,051
01/31/24	$14,662,610	$14,707,109
02/29/24	$15,611,046	$15,492,404
03/31/24	$16,101,617	$15,990,865
04/30/24	$15,436,621	$15,337,726
05/31/24	$16,167,026	$16,098,242
06/30/24	$16,799,317	$16,675,880
07/31/24	$16,951,939	$16,878,865
08/31/24	$17,355,297	$17,288,291
09/30/24	$17,627,836	$17,657,519
10/31/24	$17,442,510	$17,497,390
11/30/24	$18,314,635	$18,524,507
12/31/24	$17,872,074	$18,082,916
01/31/25	$18,301,691	$18,586,478
02/28/25	$17,908,898	$18,343,960
03/31/25	$16,890,092	$17,310,382
04/30/25	$16,791,893	$17,193,002
05/31/25	$17,859,799	$18,275,210
06/30/25	$18,829,506	$19,204,553
07/31/25	$19,467,795	$19,635,561
08/31/25	$19,750,114	$20,033,603
09/30/25	$20,290,204	$20,764,832

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SUSSX	15.10%	15.79%	15.04%
S&P 500® Index	17.60%	16.47%	15.30%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 9/30/2025

  Total Net Assets$319,857,307
  Number of Portfolio Holdings97
  Portfolio Turnover Rate43%
  Total Advisory Fees Paid$1,133,169

What did the Fund invest in as of 9/30/2025? (as a percentage of total net assets)

Top Ten Industries

Industries	%
Semiconductors	13.7%
Interactive Media & Services	9.1%
Systems Software	9.1%
Technology Hardware, Storage & Peripherals	6.3%
Broadline Retail	4.3%
Diversified Banks	3.9%
Pharmaceuticals	3.6%
Application Software	3.3%
Financial Exchanges & Data	2.6%
Life Sciences Tools & Services	2.5%

Top Ten Holdings

Holdings	%
NVIDIA Corp.	9.2%
Microsoft Corp.	7.6%
Apple, Inc.	6.3%
Alphabet, Inc., Class A	4.8%
Amazon.com, Inc.	4.3%
Meta Platforms, Inc., Class A	3.7%
Broadcom, Inc.	2.4%
JPMorgan Chase & Co.	2.2%
Visa, Inc., Class A	1.8%
Bank of America Corp.	1.7%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf.

TSR AR SUSSX

(b) Not applicable.

Item 2. Code of Ethics.

As of the end of the period covered by this report, State Street Institutional Funds (the “Trust,” “Fund Entity” or “Registrant”) has adopted a code of ethics, as defined in Item 2(b) of Form N-CSR, that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party (the “Code”). That Code comprises written standards that are reasonably designed to deter wrongdoing and to promote: (1) honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships; (2) full, fair, accurate, timely and understandable disclosure in reports and documents that the Registrant files with, or submits to, the U.S. Securities Exchange Commission (the “SEC”) and in other public communications made by the Registrant; (3) compliance with applicable laws and governmental rules and regulations; (4) the prompt internal reporting to an appropriate person or persons identified in the Code of violations of the Code; and (5) accountability for adherence to the Code. For the period covered by the report, the Code was combined with other mutual funds advised by SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). The Registrant has not made any amendments to the Code that relates to any element of the code of ethics definition set forth in Item 2(b) of Form N-CSR during the covered period. The Registrant has not granted any waivers from any provisions of the Code during the covered period. A copy of the Code is filed as Exhibit 19(a)(1) to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

The Trust’s Board of Trustees (the “Board”) has determined that the Trust has the following “audit committee financial experts” as defined in Item 3(b) of Form N-CSR serving on its audit committee (the “Audit Committee”): Mr. George M. Pereira, Mr. Mark E. Swanson and Ms. Donna M. Rapaccioli. Each of the “audit committee financial experts” is “independent” as that term is defined in Item 3(a)(2) of Form N-CSR.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or the Board.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees

For the fiscal years ended September 30, 2025 and September 30, 2024, the aggregate audit fees billed for professional services rendered by Ernst & Young LLP (“EY”), the Trust’s principal accountant, for the audit of the Trust’s annual financial statements and services normally provided by EY in connection with the Trust’s statutory and regulatory filings and engagements were $58,922 and $58,922, respectively.

(b) Audit-Related Fees

For the fiscal years ended September 30, 2025 and September 30, 2024, there were no fees for assurance and related services by EY reasonably related to the performance of the audit of the Trust’s financial statements that were not reported under paragraph (a) of this Item.

(c) Tax Fees

For the fiscal years ending September 30, 2025 and September 30, 2024 the aggregate tax fees billed for professional services rendered by EY for the review of year-end distribution requirements were $4,318 and $4,318, respectively.

(d) All Other Fees

For the fiscal years ended September 30, 2025 and September 30, 2024, there were no fees billed for professional services rendered by EY for products and services provided by EY to the Trust, other than the services reported in paragraphs (a) through (c).

For the fiscal years ended September 30, 2025 and September 30, 2024, the aggregate fees for professional services rendered by EY for products and services provided by EY to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Trust that (i) relate directly to the operations and financial reporting of the Trust and (ii) were pre-approved by the Audit Committee were approximately $9,637,151 and $9,556,710, respectively.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

The Trust’s Audit Committee Charter states the following with respect to pre-approval procedures:

The Audit Committee shall have the following duties and powers:

•

To pre-approve engagements by a Fund Entity’s independent auditor for non-audit services to be rendered to the Fund’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the Fund’s investment adviser that provides ongoing services to the Fund, if the engagement relates directly to the operations and financial reporting of the Fund;

•

To establish, if deemed necessary or appropriate as an alternative to Audit Committee pre-approval of services to be provided by the independent auditor as required by paragraph b above, policies and procedures to permit such services to be pre-approved by other means, such as by action of a designated member or members of the Audit Committee, subject to the requirement that the decision of any member to whom authority is delegated to pre-approve an activity shall be presented to the full Audit Committee at its next scheduled meeting;

Alternate Pre-Approval Procedure:

•

The Chairperson, or Vice Chairperson, of the Audit Committee is authorized to pre-approve any engagement involving the Fund Entity’s independent auditors to the same extent as the Audit Committee. Any pre-approval decision by the Chairperson, or Vice Chairperson, under the foregoing authority shall be presented to the Audit Committee at its next scheduled meeting.

(e)(2) Percentages of Services

None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the period of time for which such rule was effective.

(f) Not applicable.

(g) Total Fees Paid By Adviser and Certain Affiliates

The aggregate non-audit fees billed for by EY for services rendered to the Trust and the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provided ongoing services to the Trust were as follows:

	FY 2025 (in millions)	FY 2024 (in millions)
Non audit services billed to:
Registrant:	See Item 4(c)	See Item 4(c)
Investment Adviser:	—	—
Other entities in the Investment Company Complex (1)(2):
Audit Related Fees	$18.6	$18.5
Tax Fees	$3.4	$3.2
All Other Fees	$15.8	$15.0

(1)	Information is for the calendar years 2025 and 2024, respectively.
(2)

Services under the caption Audit-Related Fees consisted principally of reports on the processing of transactions by servicing organizations, audits of employee benefit plan, non-statutory audits and due diligence procedures. Services under the caption Tax Fees consisted principally of expatriate, compliance and corporate tax advisory services. Services under the caption All Other Fees primarily related to statutory and financial statement audits and the requirement to opine on the design and operating effectiveness of internal control over financial reporting.

(h) EY notified the Trust’s Audit Committee of all non-audit services that were rendered by EY to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides services to the Trust, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the Trust’s Audit Committee to consider whether such services were compatible with maintaining EY’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

(a) Schedules of Investments are included as part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

(b) Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) The Registrant’s Financial Statements are attached herewith.

(b) The Registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

Annual Financial Statements and Other Information
September 30, 2025
State Street Institutional Funds
State Street Institutional U.S. Equity Fund
State Street Institutional Small-Cap Equity Fund

State Street Institutional Funds
Annual Financial Statements and Other Information
September 30, 2025

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may find the fund’s prospectus and other information about the fund online at www.ssga.com or you also may get this information at no cost by calling 1-800-242-0134 or by sending an e-mail request to Statestreetfunds@ssga.com. Please read the prospectus carefully before you invest.

[This page intentionally left blank]

State Street Institutional U.S. Equity Fund
Schedule of Investments — September 30, 2025
	Number of Shares	Fair Value
Common Stock - 96.1% †
Aerospace & Defense - 0.6%
RTX Corp.	11,242	$1,881,124
Application Software - 3.3%
Adobe, Inc. (a)	8,263	2,914,773
Intuit, Inc.	1,298	886,417
Salesforce, Inc.	14,209	3,367,533
Synopsys, Inc. (a)	6,618	3,265,255
		10,433,978
Automobile Manufacturers - 1.3%
General Motors Co.	29,169	1,778,434
Tesla, Inc. (a)	4,994	2,220,932
		3,999,366
Automotive Retail - 0.6%
O'Reilly Automotive, Inc. (a)	16,776	1,808,621
Biotechnology - 0.3%
BioMarin Pharmaceutical, Inc. (a)	2,732	147,965
Vertex Pharmaceuticals, Inc. (a)	2,230	873,357
		1,021,322
Broadline Retail - 4.3%
Amazon.com, Inc. (a)	63,174	13,871,115
Building Products - 0.4%
Trane Technologies PLC	3,371	1,422,427
Construction Machinery & Heavy Transportation Equipment - 0.3%
Westinghouse Air Brake Technologies Corp.	5,301	1,062,691
Construction Materials - 0.9%
Martin Marietta Materials, Inc.	4,469	2,816,721
Consumer Staples Merchandise Retail - 1.7%
BJ's Wholesale Club Holdings, Inc. (a)	17,522	1,633,927
Costco Wholesale Corp.	954	883,051
Walmart, Inc.	27,120	2,794,987
		5,311,965
Data Center REITs - 0.8%
Equinix, Inc.	3,287	2,574,510
	Number of Shares	Fair Value
Data Processing & Outsourced Services - 0.7%
Broadridge Financial Solutions, Inc.	9,884	$2,354,072
Diversified Banks - 3.9%
Bank of America Corp.	105,873	5,461,988
JPMorgan Chase & Co.	22,535	7,108,215
		12,570,203
Electric Utilities - 1.0%
NextEra Energy, Inc.	44,000	3,321,560
Electrical Components & Equipment - 2.0%
Eaton Corp. PLC	5,840	2,185,620
Emerson Electric Co.	30,770	4,036,409
		6,222,029
Electronic Components - 0.4%
Amphenol Corp., Class A	10,328	1,278,090
Environmental & Facilities Services - 1.5%
Tetra Tech, Inc.	40,884	1,364,708
Waste Management, Inc.	15,928	3,517,380
		4,882,088
Financial Exchanges & Data - 2.6%
CME Group, Inc.	4,716	1,274,216
Intercontinental Exchange, Inc.	12,977	2,186,365
MSCI, Inc.	3,524	1,999,553
S&P Global, Inc.	6,111	2,974,285
		8,434,419
Healthcare Equipment - 1.0%
Abbott Laboratories	9,575	1,282,476
Becton Dickinson & Co.	4,075	762,718
Intuitive Surgical, Inc. (a)	2,741	1,225,857
		3,271,051
Healthcare Supplies - 0.3%
Cooper Cos., Inc. (a)	12,259	840,477
Home Improvement Retail - 1.9%
Home Depot, Inc.	13,275	5,378,897
Lowe's Cos., Inc.	2,182	548,359
		5,927,256
Household Products - 0.6%
Procter & Gamble Co.	11,636	1,787,871

See Notes to Schedules of Investments and Notes to Financial Statements.
State Street Institutional U.S. Equity Fund	1

State Street Institutional U.S. Equity Fund
Schedule of Investments, continued — September 30, 2025
	Number of Shares	Fair Value
Independent Power Producers & Energy Traders - 0.2%
Vistra Corp.	3,788	$742,145
Industrial Gases - 1.1%
Linde PLC	7,304	3,469,400
Industrial Machinery & Supplies & Components - 1.2%
Parker-Hannifin Corp.	5,095	3,862,774
Insurance Brokers - 0.2%
Marsh & McLennan Cos., Inc.	3,794	764,605
Integrated Oil & Gas - 1.3%
Chevron Corp.	11,692	1,815,651
Exxon Mobil Corp. (b)	21,836	2,462,009
		4,277,660
Interactive Media & Services - 9.1%
Alphabet, Inc., Class A	63,083	15,335,477
Alphabet, Inc., Class C	8,534	2,078,456
Meta Platforms, Inc., Class A	15,915	11,687,658
		29,101,591
Investment Banking & Brokerage - 1.3%
Goldman Sachs Group, Inc.	5,253	4,183,227
IT Consulting & Other Services - 0.2%
Accenture PLC, Class A	2,754	679,136
Life Sciences Tools & Services - 2.5%
Agilent Technologies, Inc.	5,710	732,878
Danaher Corp.	6,631	1,314,662
IQVIA Holdings, Inc. (a)	8,529	1,619,998
Repligen Corp. (a)	6,894	921,521
Thermo Fisher Scientific, Inc.	7,081	3,434,427
		8,023,486
Managed Healthcare - 0.5%
Elevance Health, Inc.	538	173,839
UnitedHealth Group, Inc.	3,890	1,343,217
		1,517,056
Movies & Entertainment - 1.0%
Netflix, Inc. (a)	1,549	1,857,127
Walt Disney Co.	11,782	1,349,039
		3,206,166
	Number of Shares	Fair Value
Multi-Sector Holdings - 1.1%
Berkshire Hathaway, Inc., Class B (a)	7,232	$3,635,816
Multi-Utilities - 1.2%
CMS Energy Corp.	31,358	2,297,287
Sempra	18,402	1,655,812
		3,953,099
Oil & Gas Exploration & Production - 0.9%
ConocoPhillips	21,696	2,052,225
EQT Corp.	16,592	903,102
		2,955,327
Packaged Foods & Meats - 0.2%
Mondelez International, Inc., Class A	9,892	617,953
Passenger Ground Transportation - 1.4%
Uber Technologies, Inc. (a)	46,244	4,530,525
Pharmaceuticals - 3.6%
AstraZeneca PLC ADR	19,040	1,460,749
Eli Lilly & Co.	6,928	5,286,064
Johnson & Johnson	16,151	2,994,718
Merck & Co., Inc.	19,277	1,617,919
		11,359,450
Property & Casualty Insurance - 0.9%
American International Group, Inc.	6,750	530,145
Chubb Ltd.	3,898	1,100,210
Progressive Corp.	4,720	1,165,604
		2,795,959
Real Estate Services - 0.7%
CBRE Group, Inc., Class A (a)	14,172	2,232,940
Restaurants - 0.5%
McDonald's Corp.	4,770	1,449,555
Semiconductor Materials & Equipment - 1.2%
Applied Materials, Inc.	18,790	3,847,065
Semiconductors - 13.7%
Advanced Micro Devices, Inc. (a)	21,036	3,403,414
Broadcom, Inc. (b)	22,790	7,518,649
NVIDIA Corp.	157,972	29,474,416

See Notes to Schedules of Investments and Notes to Financial Statements.
2	State Street Institutional U.S. Equity Fund

State Street Institutional U.S. Equity Fund
Schedule of Investments, continued — September 30, 2025
	Number of Shares	Fair Value
Texas Instruments, Inc.	18,488	$3,396,800
		43,793,279
Soft Drinks & Non-alcoholic Beverages - 0.7%
Monster Beverage Corp. (a)	19,126	1,287,371
PepsiCo, Inc.	7,311	1,026,757
		2,314,128
Specialty Chemicals - 0.3%
Ecolab, Inc.	2,071	567,164
International Flavors & Fragrances, Inc.	5,562	342,286
		909,450
Systems Software - 9.1%
Crowdstrike Holdings, Inc., Class A (a)	1,558	764,012
Microsoft Corp.	46,915	24,299,624
Oracle Corp.	9,735	2,737,871
ServiceNow, Inc. (a)	1,252	1,152,191
		28,953,698
Technology Hardware, Storage & Peripherals - 6.3%
Apple, Inc.	78,675	20,033,015
Telecom Tower REITs - 0.7%
American Tower Corp.	11,542	2,219,757
Tobacco - 0.7%
Philip Morris International, Inc.	13,679	2,218,734
	Number of Shares	Fair Value
Trading Companies & Distributors - 1.6%
United Rentals, Inc.	4,345	$4,147,997
WW Grainger, Inc.	1,132	1,078,751
		5,226,748
Transaction & Payment Processing Services - 2.1%
Mastercard, Inc., Class A	1,515	861,747
Visa, Inc., Class A	17,101	5,837,940
		6,699,687
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc.	3,182	761,707
Total Common Stock (Cost $173,845,028)		307,428,094
Short-Term Investment - 3.8%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 4.13% (c)(d) (Cost $12,123,720)	12,123,720	12,123,720
Total Investments (Cost $185,968,748)		319,551,814
Other Assets and Liabilities, net - 0.1%		305,493
NET ASSETS - 100.0%		$319,857,307

Other Information:
The Fund had the following long futures contracts open at September 30, 2025:
Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-mini Index Futures	December 2025	27	$9,024,260	$9,097,312	$73,052
During the year ended September 30, 2025, the average notional value related to long and short futures contracts were $6,050,273 and $238,113, respectively.
Notes to Schedule of Investments
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

See Notes to Schedules of Investments and Notes to Financial Statements.
State Street Institutional U.S. Equity Fund	3

State Street Institutional U.S. Equity Fund
Schedule of Investments, continued — September 30, 2025
(a)	Non-income producing security.
(b)	At September 30, 2025, all or a portion of this security was pledged to cover collateral requirements for futures contracts.
(c)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of September 30, 2025.
Abbreviations:
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2025:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$307,428,094	$—	$—	$307,428,094
Short-Term Investment	12,123,720	—	—	12,123,720
Total Investments in Securities	$319,551,814	$—	$—	$319,551,814
Other Financial Instruments
Long Futures Contracts - Unrealized Appreciation	$73,052	$—	$—	$73,052
Total Other Financial Instruments	$73,052	$—	$—	$73,052

Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	13,071,560	$13,071,560	$79,790,075	$80,737,915	$—	$—	12,123,720	$12,123,720	$373,174
See Notes to Schedules of Investments and Notes to Financial Statements.
4	State Street Institutional U.S. Equity Fund

State Street Institutional Small-Cap Equity Fund
Schedule of Investments — September 30, 2025
	Number of Shares	Fair Value
Common Stock - 95.0% †
Advertising - 0.1%
NIQ Global Intelligence PLC (a)	23,740	$372,718
Aerospace & Defense - 1.0%
Karman Holdings, Inc. (a)	12,990	937,878
Kratos Defense & Security Solutions, Inc. (a)	5,630	514,413
Mercury Systems, Inc. (a)	10,993	850,858
Rocket Lab Corp. (a)	8,988	430,615
Woodward, Inc.	11,054	2,793,457
		5,527,221
Agricultural & Farm Machinery - 0.9%
AGCO Corp.	32,974	3,530,526
Alamo Group, Inc.	5,211	994,780
		4,525,306
Agricultural Products & Services - 0.9%
Darling Ingredients, Inc. (a)	151,944	4,690,511
Apparel Retail - 1.5%
Boot Barn Holdings, Inc. (a)	26,916	4,460,520
Buckle, Inc.	39,549	2,319,944
Revolve Group, Inc. (a)	47,334	1,008,214
		7,788,678
Apparel, Accessories & Luxury Goods - 0.1%
Kontoor Brands, Inc.	6,884	549,137
Application Software - 5.4%
ACI Worldwide, Inc. (a)	64,127	3,383,982
Alkami Technology, Inc. (a)	99,660	2,475,555
Blackbaud, Inc. (a)	41,878	2,693,174
BlackLine, Inc. (a)	34,564	1,835,348
Braze, Inc., Class A (a)	91,188	2,593,387
CCC Intelligent Solutions Holdings, Inc. (a)	278,698	2,538,939
Clearwater Analytics Holdings, Inc., Class A (a)	71,159	1,282,285
Confluent, Inc., Class A (a)	108,600	2,150,280
Descartes Systems Group, Inc. (a)	3,210	302,478
Dynatrace, Inc. (a)	16,596	804,076
Jamf Holding Corp. (a)	71,740	767,618
nCino, Inc. (a)	29,875	809,911
Nutanix, Inc., Class A (a)	34,000	2,529,260
Procore Technologies, Inc. (a)	9,997	728,981
Riot Platforms, Inc. (a)	12,220	232,547
	Number of Shares	Fair Value
SPS Commerce, Inc. (a)	9,400	$978,916
Vertex, Inc., Class A (a)	100,027	2,479,669
		28,586,406
Asset Management & Custody Banks - 0.8%
DigitalBridge Group, Inc.	146,540	1,714,518
Hamilton Lane, Inc., Class A	13,600	1,833,144
StepStone Group, Inc., Class A	7,070	461,742
		4,009,404
Automobile Manufacturers - 0.4%
Thor Industries, Inc.	18,816	1,951,031
Automotive Parts & Equipment - 2.8%
Dana, Inc.	37,062	742,722
Dorman Products, Inc. (a)	32,337	5,040,692
Modine Manufacturing Co. (a)	55,004	7,819,369
Patrick Industries, Inc.	8,816	911,839
		14,514,622
Automotive Retail - 1.5%
Group 1 Automotive, Inc.	3,885	1,699,727
Murphy USA, Inc.	12,189	4,732,501
Valvoline, Inc. (a)	39,600	1,422,036
		7,854,264
Biotechnology - 2.4%
89bio, Inc. (a)	29,687	436,399
ADMA Biologics, Inc. (a)	62,732	919,651
Ascendis Pharma AS ADR (a)	10,639	2,115,139
Bicycle Therapeutics PLC ADR (a)	21,124	163,500
Catalyst Pharmaceuticals, Inc. (a)	43,734	861,560
Emergent BioSolutions, Inc. (a)	123,344	1,087,894
Halozyme Therapeutics, Inc. (a)	12,996	953,127
Heron Therapeutics, Inc. (a)	624,973	787,466
Krystal Biotech, Inc. (a)	1,442	254,556
Legend Biotech Corp. ADR (a)	12,129	395,527
Merus NV (a)	9,124	859,025
Revolution Medicines, Inc. (a)	10,987	513,093
Rhythm Pharmaceuticals, Inc. (a)	4,722	476,875
Soleno Therapeutics, Inc. (a)	4,417	298,589
Vaxcyte, Inc. (a)	16,112	580,354
Veracyte, Inc. (a)	31,200	1,071,096

See Notes to Schedules of Investments and Notes to Financial Statements.
State Street Institutional Small-Cap Equity Fund	5

State Street Institutional Small-Cap Equity Fund
Schedule of Investments, continued — September 30, 2025
	Number of Shares	Fair Value
Vericel Corp. (a)	26,100	$821,367
Xenon Pharmaceuticals, Inc. (a)	5,515	221,427
		12,816,645
Brewers - 0.4%
Boston Beer Co., Inc., Class A (a)	11,125	2,352,048
Broadline Retail - 0.0%*
Pattern Group, Inc., Class A (a)	10,580	144,946
Building Products - 3.1%
AAON, Inc.	24,400	2,279,936
Armstrong World Industries, Inc.	21,741	4,261,453
AZZ, Inc.	11,219	1,224,329
CSW Industrials, Inc.	8,200	1,990,550
Gibraltar Industries, Inc. (a)	41,772	2,623,282
Resideo Technologies, Inc. (a)	18,784	811,093
Simpson Manufacturing Co., Inc.	15,841	2,652,734
UFP Industries, Inc.	5,381	503,070
		16,346,447
Cargo Ground Transportation - 0.4%
Saia, Inc. (a)	7,733	2,314,951
Casinos & Gaming - 0.1%
Genius Sports Ltd. (a)	54,391	673,361
Commercial & Residential Mortgage Finance - 0.4%
PennyMac Financial Services, Inc.	15,289	1,894,001
Commercial Printing - 0.3%
Brady Corp., Class A	18,800	1,466,964
Commodity Chemicals - 0.1%
Hawkins, Inc.	4,107	750,431
Communications Equipment - 0.9%
Calix, Inc. (a)	6,150	377,425
Extreme Networks, Inc. (a)	216,826	4,477,457
		4,854,882
Construction & Engineering - 1.5%
Comfort Systems USA, Inc.	2,644	2,181,776
Dycom Industries, Inc. (a)	5,541	1,616,642
IES Holdings, Inc. (a)	2,010	799,277
	Number of Shares	Fair Value
MYR Group, Inc. (a)	4,645	$966,299
Primoris Services Corp.	6,507	893,606
Valmont Industries, Inc.	2,653	1,028,648
WillScot Holdings Corp.	18,440	389,268
		7,875,516
Construction Machinery & Heavy Transportation Equipment - 0.3%
Astec Industries, Inc.	13,473	648,455
Manitowoc Co., Inc. (a)	34,272	343,063
Oshkosh Corp.	4,849	628,915
Wabash National Corp.	16,133	159,233
		1,779,666
Construction Materials - 0.1%
Eagle Materials, Inc.	2,828	659,037
Consumer Finance - 0.4%
FirstCash Holdings, Inc.	3,850	609,917
PROG Holdings, Inc.	46,934	1,518,784
		2,128,701
Data Processing & Outsourced Services - 1.0%
CSG Systems International, Inc.	35,765	2,302,551
Verra Mobility Corp. (a)	114,714	2,833,436
		5,135,987
Distributors - 0.4%
LKQ Corp.	62,299	1,902,611
Diversified Financial Services - 0.1%
Jackson Financial, Inc., Class A	6,814	689,781
Diversified Metals & Mining - 0.1%
Materion Corp.	3,341	403,626
Diversified REITs - 0.1%
American Assets Trust, Inc.	24,690	501,701
Essential Properties Realty Trust, Inc.	9,936	295,695
		797,396
Diversified Support Services - 0.9%
Healthcare Services Group, Inc. (a)	160,246	2,696,940
RB Global, Inc.	16,800	1,820,448

See Notes to Schedules of Investments and Notes to Financial Statements.
6	State Street Institutional Small-Cap Equity Fund

State Street Institutional Small-Cap Equity Fund
Schedule of Investments, continued — September 30, 2025
	Number of Shares	Fair Value
Vestis Corp.	67,109	$304,004
		4,821,392
Education Services - 0.6%
Bright Horizons Family Solutions, Inc. (a)	12,777	1,387,199
Stride, Inc. (a)	12,141	1,808,280
		3,195,479
Electric Utilities - 1.1%
ALLETE, Inc.	3,875	257,300
IDACORP, Inc.	40,214	5,314,280
		5,571,580
Electrical Components & Equipment - 0.6%
Acuity, Inc.	1,793	617,491
EnerSys	6,787	766,660
NEXTracker, Inc., Class A (a)	12,916	955,655
Regal Rexnord Corp.	4,485	643,328
		2,983,134
Electronic Components - 1.6%
Belden, Inc.	43,098	5,183,396
Littelfuse, Inc.	12,165	3,150,857
		8,334,253
Electronic Equipment & Instruments - 2.6%
Advanced Energy Industries, Inc.	27,742	4,720,024
Crane NXT Co.	71,003	4,762,171
Novanta, Inc. (a)	18,000	1,802,700
Vontier Corp.	64,011	2,686,542
		13,971,437
Electronic Manufacturing Services - 0.3%
Fabrinet (a)	1,497	545,836
Plexus Corp. (a)	3,827	553,729
TTM Technologies, Inc. (a)	9,140	526,464
		1,626,029
Environmental & Facilities Services - 0.3%
BrightView Holdings, Inc. (a)	53,968	723,171
Casella Waste Systems, Inc., Class A (a)	8,223	780,198
		1,503,369
Food Distributors - 0.6%
Chefs' Warehouse, Inc. (a)	10,238	597,182
	Number of Shares	Fair Value
Performance Food Group Co. (a)	23,941	$2,490,822
		3,088,004
Footwear - 0.2%
Birkenstock Holding PLC (a)	17,660	799,115
Forest Products - 0.9%
Louisiana-Pacific Corp.	53,610	4,762,712
Gas Utilities - 0.1%
UGI Corp.	21,106	701,986
Health Care REITs - 0.2%
Community Healthcare Trust, Inc.	74,982	1,147,225
Healthcare Distributors - 0.4%
AdaptHealth Corp. (a)	261,763	2,342,779
Healthcare Equipment - 3.4%
Artivion, Inc. (a)	11,200	474,208
AtriCure, Inc. (a)	52,800	1,861,200
Envista Holdings Corp. (a)	90,387	1,841,183
Glaukos Corp. (a)	15,164	1,236,624
Globus Medical, Inc., Class A (a)	38,700	2,216,349
Inspire Medical Systems, Inc. (a)	10,600	786,520
Integer Holdings Corp. (a)	17,260	1,783,476
iRhythm Technologies, Inc. (a)	12,593	2,165,870
LeMaitre Vascular, Inc.	6,971	610,032
Masimo Corp. (a)	4,980	734,799
Penumbra, Inc. (a)	6,600	1,671,912
PROCEPT BioRobotics Corp. (a)	46,867	1,672,684
SI-BONE, Inc. (a)	56,000	824,320
		17,879,177
Healthcare Facilities - 1.3%
Acadia Healthcare Co., Inc. (a)	55,387	1,371,382
U.S. Physical Therapy, Inc.	63,384	5,384,471
		6,755,853
Healthcare Services - 0.8%
Addus HomeCare Corp. (a)	6,465	762,805
Castle Biosciences, Inc. (a)	54,301	1,236,434
GeneDx Holdings Corp. (a)	4,716	508,102
Option Care Health, Inc. (a)	13,476	374,094

See Notes to Schedules of Investments and Notes to Financial Statements.
State Street Institutional Small-Cap Equity Fund	7

State Street Institutional Small-Cap Equity Fund
Schedule of Investments, continued — September 30, 2025
	Number of Shares	Fair Value
RadNet, Inc. (a)	18,107	$1,379,934
		4,261,369
Healthcare Supplies - 0.1%
ICU Medical, Inc. (a)	4,146	497,354
Healthcare Technology - 0.6%
Definitive Healthcare Corp. (a)	182,175	739,630
Phreesia, Inc. (a)	100,830	2,371,522
Simulations Plus, Inc. (a)	17,258	260,078
		3,371,230
Heavy Electrical Equipment - 0.2%
Bloom Energy Corp., Class A (a)	12,920	1,092,644
Home Building - 0.7%
Green Brick Partners, Inc. (a)	12,170	898,876
Installed Building Products, Inc.	2,556	630,463
Taylor Morrison Home Corp. (a)	20,861	1,377,035
TopBuild Corp. (a)	2,090	816,897
		3,723,271
Home Furnishing Retail - 0.1%
RH (a)	1,520	308,803
Hotel & Resort REITs - 0.4%
RLJ Lodging Trust	229,295	1,650,924
Xenia Hotels & Resorts, Inc.	19,912	273,193
		1,924,117
Hotels, Resorts & Cruise Lines - 0.4%
Wyndham Hotels & Resorts, Inc.	24,300	1,941,570
Household Products - 0.2%
Central Garden & Pet Co., Class A (a)	28,500	841,605
Human Resource & Employment Services - 0.4%
First Advantage Corp. (a)	127,580	1,963,456
Industrial Machinery & Supplies & Components - 6.9%
Enerpac Tool Group Corp.	167,322	6,860,202
Enpro, Inc.	3,397	767,722
Esab Corp.	23,550	2,631,477
ESCO Technologies, Inc.	7,000	1,477,770
Gates Industrial Corp. PLC (a)	38,996	967,881
	Number of Shares	Fair Value
Helios Technologies, Inc.	14,007	$730,185
Hillenbrand, Inc.	38,028	1,028,277
ITT, Inc.	5,333	953,327
JBT Marel Corp.	17,800	2,500,010
Kadant, Inc.	6,600	1,964,028
Mueller Industries, Inc.	50,387	5,094,629
RBC Bearings, Inc. (a)	3,600	1,405,044
SPX Technologies, Inc. (a)	12,347	2,306,173
Standex International Corp.	12,950	2,744,105
Timken Co.	46,851	3,522,258
Watts Water Technologies, Inc., Class A	5,200	1,452,256
		36,405,344
Industrial REITs - 0.7%
Americold Realty Trust, Inc.	27,201	332,940
EastGroup Properties, Inc.	18,394	3,113,369
First Industrial Realty Trust, Inc.	8,705	448,046
		3,894,355
Insurance Brokers - 0.4%
Baldwin Insurance Group, Inc. (a)	76,863	2,168,305
Investment Banking & Brokerage - 1.7%
Houlihan Lokey, Inc.	3,816	783,501
Piper Sandler Cos.	2,104	730,067
PJT Partners, Inc., Class A	11,100	1,972,803
Raymond James Financial, Inc.	23,634	4,079,229
StoneX Group, Inc. (a)	14,700	1,483,524
		9,049,124
IT Consulting & Other Services - 0.2%
Kyndryl Holdings, Inc. (a)	11,119	333,904
Unisys Corp. (a)	147,695	576,010
		909,914
Leisure Facilities - 0.3%
Lucky Strike Entertainment Corp., Class A	68,000	696,320
Planet Fitness, Inc., Class A (a)	6,100	633,180
		1,329,500
Leisure Products - 0.4%
Acushnet Holdings Corp.	10,030	787,255

See Notes to Schedules of Investments and Notes to Financial Statements.
8	State Street Institutional Small-Cap Equity Fund

State Street Institutional Small-Cap Equity Fund
Schedule of Investments, continued — September 30, 2025
	Number of Shares	Fair Value
Johnson Outdoors, Inc., Class A	7,556	$305,187
Polaris, Inc.	9,487	551,479
YETI Holdings, Inc. (a)	15,870	526,566
		2,170,487
Life & Health Insurance - 0.1%
Primerica, Inc.	2,042	566,839
Life Sciences Tools & Services - 2.6%
Azenta, Inc. (a)	62,055	1,782,219
BioLife Solutions, Inc. (a)	69,660	1,777,027
Bio-Rad Laboratories, Inc., Class A (a)	1,341	376,003
Bruker Corp.	65,990	2,144,015
ICON PLC (a)	6,420	1,123,500
Mesa Laboratories, Inc.	7,078	474,297
Repligen Corp. (a)	38,193	5,105,258
Stevanato Group SpA	34,200	880,650
		13,662,969
Managed Healthcare - 0.1%
HealthEquity, Inc. (a)	8,100	767,637
Movies & Entertainment - 0.1%
IMAX Corp. (a)	14,840	486,010
Multi-Line Insurance - 0.2%
Horace Mann Educators Corp.	26,052	1,176,769
Multi-Utilities - 0.1%
Avista Corp.	15,020	567,906
Office REITs - 0.7%
COPT Defense Properties	12,950	376,327
Cousins Properties, Inc.	75,196	2,176,173
Easterly Government Properties, Inc.	45,911	1,052,739
		3,605,239
Office Services & Supplies - 1.5%
MSA Safety, Inc.	45,182	7,774,467
Oil & Gas Equipment & Services - 0.4%
Aris Water Solutions, Inc., Class A	14,282	352,194
Atlas Energy Solutions, Inc.	48,791	554,754
Cactus, Inc., Class A	28,431	1,122,171
	Number of Shares	Fair Value
Oil States International, Inc. (a)	33,460	$202,768
		2,231,887
Oil & Gas Exploration & Production - 1.3%
Northern Oil & Gas, Inc.	123,208	3,055,558
Range Resources Corp.	19,789	744,858
SM Energy Co.	116,809	2,916,721
		6,717,137
Oil & Gas Refining & Marketing - 0.2%
HF Sinclair Corp.	16,396	858,167
Other Specialty Retail - 0.4%
Bath & Body Works, Inc.	51,900	1,336,944
Upbound Group, Inc.	23,659	559,062
		1,896,006
Packaged Foods & Meats - 1.2%
Freshpet, Inc. (a)	25,800	1,421,838
J&J Snack Foods Corp.	8,600	826,374
Marzetti Co.	7,500	1,295,925
Simply Good Foods Co. (a)	66,500	1,650,530
Utz Brands, Inc.	73,916	898,079
		6,092,746
Paper & Plastic Packaging Products & Materials - 0.1%
Ranpak Holdings Corp. (a)	99,534	559,381
Personal Care Products - 0.7%
BellRing Brands, Inc. (a)	33,900	1,232,265
elf Beauty, Inc. (a)	20,300	2,689,344
		3,921,609
Pharmaceuticals - 0.2%
ANI Pharmaceuticals, Inc. (a)	6,964	637,902
Corcept Therapeutics, Inc. (a)	7,645	635,376
		1,273,278
Property & Casualty Insurance - 1.9%
AMERISAFE, Inc.	40,860	1,791,302
Hamilton Insurance Group Ltd., Class B (a)	12,456	308,909
Kemper Corp.	10,106	520,964
Palomar Holdings, Inc. (a)	16,616	1,939,918
RLI Corp. (b)	46,298	3,019,556
Selective Insurance Group, Inc.	8,806	713,903

See Notes to Schedules of Investments and Notes to Financial Statements.
State Street Institutional Small-Cap Equity Fund	9

State Street Institutional Small-Cap Equity Fund
Schedule of Investments, continued — September 30, 2025
	Number of Shares	Fair Value
Skyward Specialty Insurance Group, Inc. (a)	36,400	$1,731,184
		10,025,736
Publishing - 0.5%
John Wiley & Sons, Inc., Class A	69,701	2,820,800
Real Estate Services - 0.2%
Cushman & Wakefield PLC (a)	52,532	836,309
Regional Banks - 9.5%
1st Source Corp.	15,625	961,875
Atlantic Union Bankshares Corp.	9,840	347,254
Axos Financial, Inc. (a)	9,889	837,104
BancFirst Corp.	8,200	1,036,890
Bank OZK	24,766	1,262,571
BankUnited, Inc.	12,646	482,571
Cadence Bank	13,874	520,830
Columbia Banking System, Inc.	92,206	2,373,382
ConnectOne Bancorp, Inc.	13,920	345,355
Cullen/Frost Bankers, Inc.	36,319	4,604,160
East West Bancorp, Inc.	5,294	563,546
Enterprise Financial Services Corp.	10,743	622,879
Equity Bancshares, Inc., Class A	11,955	486,569
First Financial Bankshares, Inc.	74,300	2,500,195
Five Star Bancorp	16,854	542,699
FNB Corp.	27,080	436,259
Fulton Financial Corp.	119,295	2,222,466
German American Bancorp, Inc.	34,400	1,350,888
Heritage Commerce Corp.	49,244	488,993
Home BancShares, Inc.	28,318	801,399
Lakeland Financial Corp.	7,795	500,439
Live Oak Bancshares, Inc.	143,987	5,071,222
National Bank Holdings Corp., Class A	21,349	824,925
Old Second Bancorp, Inc.	30,862	533,450
Origin Bancorp, Inc.	23,799	821,541
Preferred Bank	9,787	884,647
Prosperity Bancshares, Inc.	38,980	2,586,323
QCR Holdings, Inc.	11,441	865,397
Renasant Corp.	76,655	2,827,803
ServisFirst Bancshares, Inc.	35,800	2,882,974
Stock Yards Bancorp, Inc.	17,700	1,238,823
	Number of Shares	Fair Value
Texas Capital Bancshares, Inc. (a)	9,801	$828,479
WaFd, Inc.	2,972	90,022
Westamerica BanCorp	29,272	1,463,307
Wintrust Financial Corp.	11,842	1,568,354
WSFS Financial Corp.	83,762	4,517,285
		50,292,876
Restaurants - 1.7%
Brinker International, Inc. (a)	3,673	465,296
Cava Group, Inc. (a)	17,200	1,039,052
Cheesecake Factory, Inc.	35,814	1,956,877
First Watch Restaurant Group, Inc. (a)	51,100	799,204
Shake Shack, Inc., Class A (a)	7,411	693,744
Texas Roadhouse, Inc.	12,101	2,010,581
Wingstop, Inc.	7,500	1,887,600
		8,852,354
Retail REITs - 0.2%
Kite Realty Group Trust	29,142	649,867
Phillips Edison & Co., Inc.	17,131	588,107
		1,237,974
Security & Alarm Services - 1.4%
Brink's Co.	62,010	7,246,489
Semiconductor Materials & Equipment - 0.8%
Axcelis Technologies, Inc. (a)	6,676	651,845
FormFactor, Inc. (a)	9,320	339,435
Ichor Holdings Ltd. (a)	19,960	349,699
MKS, Inc.	7,922	980,506
Onto Innovation, Inc. (a)	12,947	1,673,011
		3,994,496
Semiconductors - 1.1%
Credo Technology Group Holding Ltd. (a)	4,395	639,956
Diodes, Inc. (a)	8,529	453,828
Lattice Semiconductor Corp. (a)	6,510	477,313
Rambus, Inc. (a)	4,206	438,265
Semtech Corp. (a)	55,770	3,984,767
		5,994,129
Single-Family Residential REITs - 0.1%
UMH Properties, Inc.	18,377	272,898

See Notes to Schedules of Investments and Notes to Financial Statements.
10	State Street Institutional Small-Cap Equity Fund

State Street Institutional Small-Cap Equity Fund
Schedule of Investments, continued — September 30, 2025
	Number of Shares	Fair Value
Soft Drinks & Non-alcoholic Beverages - 0.8%
Celsius Holdings, Inc. (a)	23,600	$1,356,764
Primo Brands Corp., Class A	111,757	2,469,830
Vita Coco Co., Inc. (a)	9,640	409,411
		4,236,005
Specialized Consumer Services - 0.9%
Matthews International Corp., Class A	52,976	1,286,257
OneSpaWorld Holdings Ltd.	157,472	3,328,958
		4,615,215
Specialty Chemicals - 3.0%
Avient Corp. (b)	90,527	2,982,865
HB Fuller Co.	14,740	873,787
Ingevity Corp. (a)	98,207	5,420,044
Quaker Chemical Corp.	16,453	2,167,683
Sensient Technologies Corp.	9,000	844,650
Stepan Co.	72,197	3,443,797
		15,732,826
Steel - 0.4%
Commercial Metals Co.	33,090	1,895,395
Systems Software - 1.9%
Commvault Systems, Inc. (a)	14,370	2,712,769
Gitlab, Inc., Class A (a)	48,100	2,168,348
Onestream, Inc. (a)	76,405	1,408,144
Progress Software Corp. (a)	15,223	668,746
SentinelOne, Inc., Class A (a)	139,100	2,449,551
Tenable Holdings, Inc. (a)	27,850	812,106
		10,219,664
Technology Distributors - 0.1%
Insight Enterprises, Inc. (a)	3,134	355,427
Technology Hardware, Storage & Peripherals - 1.0%
Corsair Gaming, Inc. (a)	176,425	1,573,711
IonQ, Inc. (a)	3,358	206,517
	Number of Shares	Fair Value
Pure Storage, Inc., Class A (a)(b)	44,200	$3,704,402
		5,484,630
Timber REITs - 0.1%
PotlatchDeltic Corp.	16,583	675,757
Trading Companies & Distributors - 1.6%
Applied Industrial Technologies, Inc.	20,363	5,315,761
FTAI Aviation Ltd.	8,321	1,388,442
MRC Global, Inc. (a)	23,642	340,918
Transcat, Inc. (a)	14,400	1,054,080
WESCO International, Inc.	2,417	511,195
		8,610,396
Transaction & Payment Processing Services - 0.7%
EVERTEC, Inc.	22,512	760,456
Flywire Corp. (a)	64,630	875,090
Shift4 Payments, Inc., Class A (a)	29,980	2,320,452
		3,955,998
Water Utilities - 0.1%
American States Water Co.	7,900	579,228
Total Common Stock (Cost $384,593,708)		500,784,916
Short-Term Investment - 5.2%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 4.13% (c)(d) (Cost $27,569,011)	27,569,011	27,569,011
Total Investments (Cost $412,162,719)		528,353,927
Liabilities in Excess of Other Assets, net - (0.2)%		(1,135,542)
NET ASSETS - 100.0%		$527,218,385

See Notes to Schedules of Investments and Notes to Financial Statements.
State Street Institutional Small-Cap Equity Fund	11

State Street Institutional Small-Cap Equity Fund
Schedule of Investments, continued — September 30, 2025
Other Information:
The Fund had the following long futures contracts open at September 30, 2025:
Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini Russell 2000 Index Futures	December 2025	77	$9,344,847	$9,453,675	$108,828
During the year ended September 30, 2025, the average notional value related to long futures contracts was $14,373,313.
Notes to Schedule of Investments
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	At September 30, 2025, all or a portion of this security was pledged to cover collateral requirements for futures contracts.
(c)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of September 30, 2025.
*	Less than 0.05%.
Abbreviations:
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2025:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$500,784,916	$—	$—	$500,784,916
Short-Term Investment	27,569,011	—	—	27,569,011
Total Investments in Securities	$528,353,927	$—	$—	$528,353,927
Other Financial Instruments
Long Futures Contracts - Unrealized Appreciation	$108,828	$—	$—	$108,828
Total Other Financial Instruments	$108,828	$—	$—	$108,828

Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	36,677,325	$36,677,325	$277,713,224	$286,821,538	$—	$—	27,569,011	$27,569,011	$1,573,679
See Notes to Schedules of Investments and Notes to Financial Statements.
12	State Street Institutional Small-Cap Equity Fund

State Street Institutional U.S. Equity Fund
Financial Highlights
Selected data based on a share outstanding throughout the fiscal years indicated
	Investment Class
	9/30/25	9/30/24	9/30/23	9/30/22	9/30/21
Inception date					11/25/97
Net asset value, beginning of period	$13.88	$10.16	$9.74	$17.26	$13.97
Income/(loss) from investment operations:
Net investment income	0.10(a)	0.11(a)	0.10(a)	0.11(a)	0.13(a)
Net realized and unrealized gains/(losses) on investments	1.76(a)	3.79(a)	1.85(a)	(1.80)(a)	3.86(a)
Total income/(loss) from investment operations	1.86	3.90	1.95	(1.69)	3.99
Less distributions from:
Net investment income	(0.11)	(0.10)	(0.11)	(0.13)	(0.14)
Net realized gains	(1.76)	(0.08)	(1.42)	(5.70)	(0.56)
Total distributions	(1.87)	(0.18)	(1.53)	(5.83)	(0.70)
Net asset value, end of period	$13.87	$13.88	$10.16	$9.74	$17.26
Total Return(b)	15.31%	38.88%	22.36%	(16.99)%	29.41%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$319,724	$301,776	$218,221	$176,243	$572,329
Ratios to average net assets:
Gross expenses	0.38%	0.39%	0.40%	0.38%	0.37%
Net investment income	0.80%	0.90%	1.01%	0.78%	0.81%
Portfolio turnover rate	43%	58%	39%	29%	35%
Notes to Financial Highlights
(a)	Per share values have been calculated using the average shares method.
(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions.
The accompanying Notes are an integral part of these financial statements.
Financial Highlights	13

State Street Institutional U.S. Equity Fund
Financial Highlights, continued
Selected data based on a share outstanding throughout the fiscal years indicated
	Service Class
	9/30/25	9/30/24	9/30/23	9/30/22	9/30/21
Inception date					1/3/01
Net asset value, beginning of period	$16.17	$11.80	$11.08	$18.86	$15.21
Income/(loss) from investment operations:
Net investment income	0.08(a)	0.09(a)	0.09(a)	0.09(a)	0.10(a)
Net realized and unrealized gains/(losses) on investments	2.11(a)	4.43(a)	2.13(a)	(2.08)(a)	4.21(a)
Total income/(loss) from investment operations	2.19	4.52	2.22	(1.99)	4.31
Less distributions from:
Net investment income	(0.07)	(0.07)	(0.08)	(0.09)	(0.10)
Net realized gains	(1.76)	(0.08)	(1.42)	(5.70)	(0.56)
Total distributions	(1.83)	(0.15)	(1.50)	(5.79)	(0.66)
Net asset value, end of period	$16.53	$16.17	$11.80	$11.08	$18.86
Total Return(b)	15.10%	38.60%	21.99%	(17.16)%	29.10%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$133	$122	$88	$118	$268
Ratios to average net assets:
Gross expenses	0.63%	0.64%	0.65%	0.63%	0.62%
Net investment income (loss)	0.55%	0.65%	0.76%	0.62%	0.56%
Portfolio turnover rate	43%	58%	39%	29%	35%
Notes to Financial Highlights
(a)	Per share values have been calculated using the average shares method.
(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions.
The accompanying Notes are an integral part of these financial statements.
14	Financial Highlights

State Street Institutional Small-Cap Equity Fund
Financial Highlights
Selected data based on a share outstanding throughout the fiscal years indicated
	Investment Class
	9/30/25	9/30/24	9/30/23	9/30/22	9/30/21
Inception date					8/3/98
Net asset value, beginning of period	$18.97	$16.65	$15.49	$22.15	$15.55
Income/(loss) from investment operations:
Net investment income	0.09(a)	0.10(a)	0.11(a)	0.05(a)	0.02(a)
Net realized and unrealized gains/(losses) on investments	0.19(a)	3.56(a)	1.84(a)	(3.38)(a)	7.19(a)
Total income/(loss) from investment operations	0.28	3.66	1.95	(3.33)	7.21
Less distributions from:
Net investment income	(0.16)	(0.13)	(0.04)	(0.03)	(0.04)
Net realized gains	(1.73)	(1.21)	(0.75)	(3.30)	(0.57)
Total distributions	(1.89)	(1.34)	(0.79)	(3.33)	(0.61)
Net asset value, end of period	$17.36	$18.97	$16.65	$15.49	$22.15
Total Return(b)	1.57%	22.81%	12.79%	(18.14)%	46.98%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$525,346	$763,677	$1,018,088	$945,933	$1,308,410
Ratios to average net assets:
Net expenses	0.75%	0.75%	0.75%	0.79%	0.88%
Gross expenses	0.91%	0.89%	0.89%	0.88%	0.88%
Net investment income	0.52%	0.55%	0.67%	0.27%	0.10%
Portfolio turnover rate	45%	38%	29%	30%	42%
Notes to Financial Highlights
(a)	Per share values have been calculated using the average shares method.
(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions.
The accompanying Notes are an integral part of these financial statements.
Financial Highlights	15

State Street Institutional Small-Cap Equity Fund
Financial Highlights, continued
Selected data based on a share outstanding throughout the fiscal years indicated
	Service Class
	9/30/25	9/30/24	9/30/23	9/30/22	9/30/21
Inception date					9/30/05
Net asset value, beginning of period	$18.90	$16.59	$15.45	$22.11	$15.53
Income/(loss) from investment operations:
Net investment income (loss)	0.05(a)	0.05(a)	0.07(a)	0.01(a)	(0.03)(a)
Net realized and unrealized gains/(losses) on investments	0.19(a)	3.56(a)	1.82(a)	(3.37)(a)	7.18(a)
Total income/(loss) from investment operations	0.24	3.61	1.89	(3.36)	7.15
Less distributions from:
Net investment income	(0.11)	(0.09)	—	—	—
Net realized gains	(1.73)	(1.21)	(0.75)	(3.30)	(0.57)
Total distributions	(1.84)	(1.30)	(0.75)	(3.30)	(0.57)
Net asset value, end of period	$17.30	$18.90	$16.59	$15.45	$22.11
Total Return(b)	1.33%	22.53%	12.41%	(18.28)%	46.60%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$1,872	$1,941	$1,653	$1,571	$2,078
Ratios to average net assets:
Net expenses	1.00%	1.00%	1.00%	1.04%	1.13%
Gross expenses	1.16%	1.14%	1.14%	1.13%	1.13%
Net investment income (loss)	0.27%	0.30%	0.42%	0.03%	(0.14)%
Portfolio turnover rate	45%	38%	29%	30%	42%
Notes to Financial Highlights
(a)	Per share values have been calculated using the average shares method.
(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions.
The accompanying Notes are an integral part of these financial statements.
16	Financial Highlights

State Street Institutional Funds
Statements of Assets and Liabilities — September 30, 2025
	State Street Institutional U.S. Equity Fund	State Street Institutional Small-Cap Equity Fund
Assets
Investments in unaffiliated securities, at fair value (cost $173,845,028 and $384,593,708, respectively)	$307,428,094	$500,784,916
Investments in affiliated securities, at fair value (cost $12,123,720 and $27,569,011, respectively)	12,123,720	27,569,011
Cash	3,591	—
Net cash collateral on deposit with broker for future contracts	627,926	688,904
Receivable for investments sold	539,817	518,212
Income receivables	74,605	268,839
Receivable for fund shares sold	3,292	4,891
Income receivable from affiliated investments	23,009	103,622
Receivable for accumulated variation margin on futures contracts	73,113	109,000
Total assets	320,897,167	530,047,395
Liabilities
Payable for investments purchased	940,156	2,377,249
Payable for fund shares redeemed	1,381	124,305
Payable to the Adviser	98,296	327,068
Distribution and service fees	27	388
Total liabilities	1,039,860	2,829,010

Net Assets	$319,857,307	$527,218,385
Net Assets Consist of:
Capital paid in	$167,570,932	$352,710,947
Total distributable earnings	152,286,375	174,507,438
Net Assets	$319,857,307	$527,218,385

Investment Class:
Net Assets	$319,723,824	$525,346,485
Shares outstanding ($0.001 par value, unlimited shares authorized)	23,048,616	30,262,228
Net asset value, offering and redemption price per share	$13.87	$17.36

Service Class:
Net Assets	$133,483	$1,871,900
Shares outstanding ($0.001 par value, unlimited shares authorized)	8,077	108,198
Net asset value, offering and redemption price per share	$16.53	$17.30
The accompanying Notes are an integral part of these financial statements.
Statements of Assets and Liabilities	17

State Street Institutional Funds
Statements of Operations — For the year ended September 30, 2025
	State Street Institutional U.S. Equity Fund	State Street Institutional Small-Cap Equity Fund
Investment Income
Income
Dividend	$3,179,624	$6,556,101
Interest	11,950	42,284
Income from affiliated investments	373,174	1,573,679
Less: Foreign taxes withheld	(1,019)	(35,413)
Total income	3,563,729	8,136,651
Expenses
Advisory and administration fees	1,133,169	5,840,243
Distribution and service fees
Service Class	303	4,681
Trustees' fees	21,730	23,667
Other expenses	2,492	548
Total expenses before waivers	1,157,694	5,869,139
Less: Expenses waived or borne by the adviser	—	(1,041,196)
Net expenses	1,157,694	4,827,943
Net investment income	$2,406,035	$3,308,708
Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$20,649,816	$93,735,140(a)
Futures	689,773	1,459,519
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	20,659,475	(111,389,749)
Futures	(258,915)	(140,283)
Net realized and unrealized gain (loss) on investments	41,740,149	(16,335,373)
Net Increase (Decrease) in Net Assets Resulting from Operations	$44,146,184	$(13,026,665)
(a)	Includes $20,721,570 of net realized gains from redemptions in-kind. (See Note 8)
The accompanying Notes are an integral part of these financial statements.
18	Statements of Operations

State Street Institutional Funds
Statements of Changes in Net Assets
	State Street Institutional U.S. Equity Fund		State Street Institutional Small-Cap Equity Fund
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2025	Year Ended September 30, 2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$2,406,035	$2,331,022	$3,308,708	$5,536,373
Net realized gain (loss) on investments and futures	21,339,589	35,645,149	95,194,659	139,634,795
Net increase (decrease) in unrealized appreciation/depreciation on investments and futures	20,400,560	47,518,662	(111,530,032)	64,862,380
Net increase (decrease) from operations	44,146,184	85,494,833	(13,026,665)	210,033,548
Distributions to shareholders:
Total distributions
Investment Class	(39,560,043)	(4,026,797)	(74,873,712)	(79,973,426)
Service Class	(13,704)	(1,120)	(187,327)	(132,642)
Total distributions	(39,573,747)	(4,027,917)	(75,061,039)	(80,106,068)
Increase (decrease) in assets from operations and distributions	4,572,437	81,466,916	(88,087,704)	129,927,480
Share transactions:
Proceeds from sale of shares
Investment Class	44,177,556	51,663,461	93,555,789	40,236,184
Service Class	—	—	112,562	196,074
Value of distributions reinvested
Investment Class	34,487,113	3,501,854	74,873,712	79,973,426
Service Class	13,704	1,120	187,327	132,642
Cost of shares redeemed
Investment Class	(65,284,884)	(53,044,573)	(318,838,239)	(504,310,710)
Service Class	(6,085)	(171)	(203,248)	(277,733)
Net increase (decrease) from share transactions	13,387,404	2,121,691	(150,312,097)	(384,050,117)
Total increase (decrease) in net assets	17,959,841	83,588,607	(238,399,801)	(254,122,637)
Net Assets
Beginning of year	301,897,466	218,308,859	765,618,186	1,019,740,823
End of year	$319,857,307	$301,897,466	$527,218,385	$765,618,186
Changes in Fund Shares
Investment Class
Shares sold	3,553,768	4,084,690	5,466,960	2,333,924
Issued for distributions reinvested	2,836,111	311,830	4,360,729	4,665,894
Shares redeemed	(5,082,697)	(4,143,716)	(19,822,328)	(27,907,451)
Net increase (decrease) in fund shares	1,307,182	252,804	(9,994,639)	(20,907,633)
Service Class
Shares sold	—	—	6,547	11,290
Issued for distributions reinvested	944	86	10,929	7,748
Shares redeemed	(402)	(14)	(11,970)	(15,956)
Net increase (decrease) in fund shares	542	72	5,506	3,082
The accompanying Notes are an integral part of these financial statements.
Statements of Changes in Net Assets	19

State Street Institutional Funds
Notes to Financial Statements — September 30, 2025
1.Organization of the Funds
State Street Institutional Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was organized as a Delaware business trust on May 23, 1997, and is authorized to issue an unlimited number of shares. The Trust is comprised of the following two series (each, a “Fund” and collectively, the “Funds”):  State Street Institutional U.S. Equity Fund and State Street Institutional Small-Cap Equity Fund. Each Fund presently offers two classes of shares — the Investment Class and the Service Class. The Trust expects that most of the time, each Fund will have relatively few shareholders (as compared with most mutual funds), but that these shareholders will invest substantial amounts in a Fund (minimum initial investment requirements are described in the current summary prospectus for each Fund and in the Funds’ statutory prospectus). Each Fund is a diversified investment company within the meaning of the 1940 Act.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.  Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.Segment Reporting
Each Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through each Fund’s investments in accordance with its investment objective. Each Fund’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on a Fund’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. Each Fund’s Total Return is utilized by the CODM to compare results, including the impact of the Fund’s costs, to a Fund’s competitors and to a Fund’s benchmark index.
3.Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation Each Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•	Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued
20	Notes to Financial Statements

State Street Institutional Funds
Notes to Financial Statements, continued — September 30, 2025 at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•	Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of September 30, 2025 is disclosed in each Fund’s Schedule of Investments.
Investment Transactions and Income Recognition Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.
Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Non-cash dividends received in the form of stock are recorded as dividend income at fair value.
Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Certain Funds invest in Real Estate Investment Trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The
Notes to Financial Statements	21

State Street Institutional Funds
Notes to Financial Statements, continued — September 30, 2025
Funds’ policy is to record all REIT distributions initially as dividend income and re-designate a portion of the capital or capital gains distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) estimates of such redesignations for which actual information has not yet been reported.
Expenses Each Fund pays a “unitary fee” to SSGA FM equivalent to the Fund’s advisory and administration fee. This fee includes all operating expenses payable by each Fund, except for fees and expenses associated with the Trust’s independent Trustees, shareholder servicing and distribution (12b-1) fees, brokerage fees and commissions, and expenses that are not normal operating expenses of the Fund (such as extraordinary expenses, interest and taxes).
Foreign Currency Translation The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM’s understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of September 30, 2025, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.
Distributions Distributions from net investment income, if any, are declared and paid annually for all Funds.
Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
4.Derivative Financial Instruments
Futures Contracts Each Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments and cash deposited, if any, is included in the Net cash collateral on deposit with broker for future contracts on the Statement of Assets and Liabilities. Subsequent payments are made or received by a Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures
22	Notes to Financial Statements

State Street Institutional Funds
Notes to Financial Statements, continued — September 30, 2025 contracts do not correlate with the movement of the assets underlying such contracts. For the fiscal year ended September 30, 2025, the following Funds entered into futures contracts for strategies listed below:
Fund	Strategies
State Street Institutional U.S. Equity Fund	Equitization of Cash
State Street Institutional Small-Cap Equity Fund	Equitization of Cash
The following tables summarize the value of the Funds’ derivative instruments as of September 30, 2025 and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:
Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Institutional U.S. Equity Fund
Futures Contracts	$—	$—	$—	$73,113	$—	$73,113
State Street Institutional Small-Cap Equity Fund
Futures Contracts	$—	$—	$—	$109,000	$—	$109,000

Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Institutional U.S. Equity Fund
Futures Contracts	$—	$—	$—	$689,773	$—	$689,773
State Street Institutional Small-Cap Equity Fund
Futures Contracts	$—	$—	$—	1,459,519	$—	$1,459,519

Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Institutional U.S. Equity Fund
Futures Contracts	$—	$—	$—	(258,915)	$—	$(258,915)
State Street Institutional Small-Cap Equity Fund
Futures Contracts	$—	$—	$—	(140,283)	$—	$(140,283)
Notes to Financial Statements	23

State Street Institutional Funds
Notes to Financial Statements, continued — September 30, 2025
5.Fees and Transactions with Affiliates
Advisory Fee SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of each Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of each Fund. The Management Fee is stated in the following schedule:
Fund	Average Daily Net Assets of the Fund	Management Fee
State Street Institutional U.S. Equity Fund	First $25 million	0.55%
	Next $25 million	0.45%
	Over $50 million	0.35%
State Street Institutional Small-Cap Equity Fund	First $250 million	0.95%
	Next $250 million	0.90%
	Over $500 million	0.85%
Each Fund’s Management Fee is a “unitary” fee that includes all operating expenses payable by the Fund, except for fees and expenses associated with the Independent Trustees, shareholder servicing and distribution (12b-1) fees, brokerage fees and commissions, and expenses that are not normal operating expenses of the Fund (such as extraordinary expenses, interest and taxes).
SSGA FM is contractually obligated until January 31, 2026 (i) to waive up to the full amount of the advisory fee payable by the State Street Institutional Small-Cap Equity Fund, and/or (ii) to reimburse the State Street Institutional Small-Cap Equity Fund for expenses to the extent that total annual fund operating expenses (exclusive of non-recurring account fees, extraordinary expenses, and certain class specific expenses, such as distribution and shareholder servicing) exceed 0.75% of average daily net assets on an annual basis. This fee waiver and/or expense reimbursement arrangement may not be terminated prior to January 31, 2026 except with approval of the Board.
For the year ended September 30, 2025, fees waived and expenses reimbursed by the Adviser, pursuant to this agreement for State Street Institutional Small-Cap Equity Fund, were $1,041,196.
Distribution and Shareholder Servicing Fees The Funds have adopted a Shareholder Servicing and Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to the Service Class shares of each Fund. Each Fund pays State Street Global Advisors Funds Distributors, LLC (“SSGA FD”), the Funds' principal underwriter, a monthly fee for distribution and/or shareholder services provided, at an annual rate of 0.25% of the average daily net assets of such Fund attributable to the Service Class shares. Currently, Investment Class shares are not subject to a 12b-1 fee.
Due to Custodian In certain circumstances, the Funds may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to Custodian amount, if any, reflects cash overdrawn with State Street as custodian, who is an affiliate of the Funds.
Other Transactions with Affiliates The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the fiscal year ended September 30, 2025 are disclosed in the Schedules of Investments.
6.Sub-Advisory Fees
Pursuant to investment sub-advisory agreements with SSGA FM, the assets of the State Street Institutional Small-Cap Equity Fund are allocated to and managed by each of the following sub-advisers: (i) Palisade Capital Management, LP.; (ii) Champlain Investment Partners, LLC; (iii) Kennedy Capital Management, LLC; (iv) SouthernSun Asset Management, LLC; and (v) Westfield Capital Management Company, L.P. SSGA FM is responsible for allocating the State Street Institutional Small-Cap Equity Fund’s assets among the sub-advisers in
24	Notes to Financial Statements

State Street Institutional Funds
Notes to Financial Statements, continued — September 30, 2025 its discretion (“Allocated Assets”), and for managing the State Street Institutional Small-Cap Equity Fund’s cash position, while each subadviser is responsible for the day-to-day management of their portion of the Allocated Assets, under the general supervision and oversight of SSGA FM and the Board. For their services, SSGA FM pays each sub-adviser an investment sub-advisory fee, which is calculated as a percentage of the average daily net assets of the respective Allocated Assets that it manages.
7.Trustees' Fees
The fees and expenses of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
8.Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the fiscal year ended September 30, 2025 were as follows:
	Other Securities
Fund	Purchases	Sales
State Street Institutional U.S. Equity Fund	$125,035,735	$147,334,068
State Street Institutional Small-Cap Equity Fund	277,933,666	324,959,467
Redemption In-Kind In accordance with guidelines described in the Funds' prospectus, a Fund may distribute portfolio securities rather than cash as payment for a redemption of Fund shares (in-kind redemption). For financial reporting purposes, a Fund recognizes a gain or loss on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds or is less than, respectively, the cost of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. These reclassifications have no effect on net assets or NAV per share. The net realized in-kind gains or losses are disclosed in the Statements of Operations.
During the year ended September 30, 2025, the State Street Institutional Small-Cap Equity Fund had a redemption in-kind that resulted in a redemption of $161,945,257 that was paid in securities.
9.Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Funds' tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on NAVs or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for character of distributions, futures contracts, PFICs, REITs, in-kind transactions, return of capital adjustments and wash sale loss deferrals.
Notes to Financial Statements	25

State Street Institutional Funds
Notes to Financial Statements, continued — September 30, 2025
The tax character of distributions paid during the year ended September 30, 2025 was as follows:
Fund	Ordinary Income	Long-Term Capital Gains	Total
State Street Institutional U.S. Equity Fund	$7,142,118	$32,431,629	$39,573,747
State Street Institutional Small-Cap Equity Fund	13,467,602	61,593,437	75,061,039
The tax character of distributions paid during the year ended September 30, 2024 were as follows:
Fund	Ordinary Income	Long-Term Capital Gains	Total
State Street Institutional U.S. Equity Fund	$2,227,537	$1,800,380	$4,027,917
State Street Institutional Small-Cap Equity Fund	13,558,508	66,547,560	80,106,068
At September 30, 2025, the components of distributable earnings on a tax basis were as follows:
Fund	Undistributed Ordinary Income	Tax Exempt Income	Capital Loss Carryforwards	Undistributed long term gain	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
State Street Institutional U.S. Equity Fund	$1,054,921	$—	$—	$19,871,307	$131,360,147	$—	$152,286,375
State Street Institutional Small-Cap Equity Fund	4,293,497	—	—	63,321,795	106,892,146	—	174,507,438
As of September 30, 2025, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Institutional U.S. Equity Fund	$188,264,719	$133,489,692	$2,129,545	$131,360,147
State Street Institutional Small-Cap Equity Fund	421,570,609	134,154,813	27,262,667	106,892,146
10.Line of Credit
The Funds and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $210 million of a $1.425 billion ($194.29 million of $1.36 billion prior to October 2, 2025 ) revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2026 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
The Funds had no outstanding loans as of September 30, 2025.
11.Risks
Concentration Risk As a result of a Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of a Fund's investments more than if a Fund was more broadly diversified.
26	Notes to Financial Statements

State Street Institutional Funds
Notes to Financial Statements, continued — September 30, 2025
Market Risk The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
12.Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
Notes to Financial Statements	27

State Street Institutional Funds
Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Trustees of State Street Institutional Funds
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of State Street Institutional Funds (the “Trust”) (comprising State Street Institutional U.S. Equity Fund and State Street Institutional Small-Cap Equity Fund (collectively referred to as the “Funds”)), including the schedules of investments, as of September 30, 2025, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds comprising State Street Institutional Funds at September 30, 2025, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Investment Management (formerly, State Street Global Advisors) investment companies since 2000.
Boston, Massachusetts
November 25, 2025
28	Report of Independent Registered Public Accounting Firm

State Street Institutional Funds
Other Information — September 30, 2025 (Unaudited)
Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended September 30, 2025.
Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Business Income Deduction
Each Fund reports the maximum amount allowable of qualified REIT dividends eligible for the qualified business income deduction under Section 199A.
Qualified Dividend Income
A portion of dividends distributed by the Funds during the fiscal year ended September 30, 2025 is considered qualified dividend income and are eligible for reduced tax rates. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Long Term Capital Gains Distributions
Long term capital gain dividends were paid from the Funds during the year ended September 30, 2025:
Amount
State Street Institutional U.S. Equity Fund	$32,431,629
State Street Institutional Small-Cap Equity Fund	61,593,437
Other Information	29

State Street Institutional Funds
Statement Regarding Basis for Approval of Investment Advisory Contract — September 30, 2025 (Unaudited)
TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENTS1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Institutional Funds (the “Trust”) met in person on April 2, 2025 and May 7-8, 2025, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to each portfolio series of the Trust (each, a “Fund” and collectively, the “Funds”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), and the sub-advisory agreements (each, a “Sub-Advisory Agreement” and, together with the Advisory Agreement, the “Agreements”) by and among SSGA FM, the Trust on behalf of the State Street Institutional Small-Cap Equity Fund (the “Institutional Small-Cap Equity Fund”), and each of Champlain Investment Partners, LLC, Kennedy Capital Management LLC, Palisade Capital Management, LLC, SouthernSun Asset Management, LLC, and Westfield Capital Management Company, L.P. (collectively, the “Sub-Advisers”). Prior to voting on the proposal, the Independent Trustees reviewed information furnished by the Adviser and Sub-Advisers and others reasonably necessary to permit the Board to evaluate the proposal fully.  The Independent Trustees were separately represented by counsel who are independent of the Adviser and Sub-Advisers (“Independent Counsel”) in connection with their consideration of approval of the Agreements.  In advance of the meetings held on April 2, 2025 and May 7-8, 2025, the Independent Trustees met with their Independent Counsel on March 27, 2025, in a private session to review and discuss the information provided by the Adviser in connection with the proposal. Following the April 2, 2025 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 7-8, 2025 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for each Fund:
○	Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2024, to the performance of an appropriate benchmark provided by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Benchmark”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”) constructed by Broadridge;
______________________
1 The Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory and sub-advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process").  The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year.  However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year.  The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting").  At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns.  Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
30

State Street Institutional Funds
Statement Regarding Basis for Approval of Investment Advisory Contract, continued — September 30, 2025 (Unaudited)
○	Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
○	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
○	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative information concerning fees charged by the Adviser and Sub-Advisers for managing institutional accounts using investment strategies and techniques similar to those used in managing the Funds, as applicable; and
•	Profitability analyses for (a) the Adviser and Sub-Advisers with respect to each applicable Fund and (b) affiliates of SSGA FM that provide services to the Funds (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser and Sub-Advisers, including their investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Funds.
Information about the Adviser and Sub-Advisers
•	Reports detailing the financial results and condition of SSGA FM and its affiliates, as well as of the Sub-Advisers;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolios of the Funds and for Fund operations;
•	Information relating to compliance with and the administration of the Codes of Ethics adopted by the Adviser and Sub-Advisers;
•	Information about the Adviser’s and each Sub-Adviser’s proxy voting policies and procedures and information regarding the Adviser’s and each Sub-Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser and Sub-Advisers to overseeing compliance by the Funds and their service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Funds;
•	A description of the adequacy and sophistication of the Adviser’s and Sub-Advisers’ technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser and Sub-Advisers; and
•	Information regarding the Adviser’s and Sub-Advisers’ risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Funds by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Funds by affiliates of the Adviser, including the custodian, sub-administrator and fund accountant of the Funds, as applicable, and the role of the Adviser in managing the Funds’ relationship with these service providers;
31

State Street Institutional Funds
Statement Regarding Basis for Approval of Investment Advisory Contract, continued — September 30, 2025 (Unaudited)
•	Copies of the Advisory Agreement and Sub-Advisory Agreements and agreements with other service providers of the Funds;
•	Responses to a request for information reviewed prior to the April 2, 2025 and May 7-8, 2025 meetings by Independent Counsel, requesting specific information from each of:
○	SSGA FM, in its capacity as the Funds’ Adviser and Administrator, with respect to its operations relating to the Funds and its approximate profit margins from such operations for the calendar year ended December 31, 2024; and the relevant operations of other Affiliated Service Providers to the Funds, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2024;
○	The Sub-Advisers, with respect to their operations relating to the Institutional Small-Cap Equity Fund and their approximate profitability from such operations for the calendar year ended December 31, 2024;
○	State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian, and fund accountant for the Funds, with respect to its operations relating to the Funds; and
○	State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Funds (the “Distributor”), with respect to its operations relating to the Funds, together with the Funds’ related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
•	Information from SSGA FM, State Street, the Distributor and the Sub-Advisers with respect to the Funds, as applicable, providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 7-8, 2025; and
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel.
•	In addition to the information identified above, the Board considered information provided from time to time by the Adviser and Sub-Advisers, and other service providers of the Funds throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser and Sub-Advisers relating to the performance of the Funds, as applicable, and the investment strategies used in pursuing each Fund’s investment objective.
•	The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 7-8, 2025, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Agreements effective June 1, 2025, for an additional year with respect to all Funds.
Nature, Extent and Quality of Services
In considering whether to approve the Agreements, the Board evaluated the nature, extent and quality of services provided to each applicable Fund by the Adviser and Sub-Advisers.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund.  The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries.  The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various Funds that
32

State Street Institutional Funds
Statement Regarding Basis for Approval of Investment Advisory Contract, continued — September 30, 2025 (Unaudited)
invest primarily in equity securities.  With respect to those Funds that invest primarily in fixed-income securities, the Board considered the extensive experience and resources committed by the Adviser to the evaluation of a portfolio’s quality distribution and sector and interest rate exposure. For the Institutional Small-Cap Equity Fund, the Board considered the Adviser’s process used for overseeing multiple sub-advisers. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk.  Further, the Board considered material enhancements made to the risk management processes and systems over the past year.  The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Funds, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Funds by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.
In connection with their consideration of the services provided by each of the Sub-Advisers, the Board considered each Sub-Adviser’s attributes relating to its investment philosophy oriented toward long-term performance, its process for selecting investments, its experienced professionals, access to significant technological resources and a favorable history and reputation. The Board also considered the review process undertaken by SSGA FM and SSGA FM’s favorable assessment of the nature and quality of the investment sub-advisory services provided by each Sub-Adviser to the Institutional Small-Cap Equity Fund. The Board also considered the Institutional Small-Cap Equity Fund’s multi-manager structure and how each Sub-Adviser’s approach to small-cap investing fits within the Institutional Small-Cap Equity Fund’s overall strategy.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser and each Sub-Adviser can be expected to continue to provide high quality investment management and related services for the Funds.
Fund Performance
The Board compared each Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2024.  For purposes of these comparisons the Independent Trustees relied on the Performance Group, Performance Universe and Benchmark and the analyses of the related data provided by Broadridge. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time.  The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers.  The Board also considered the Fund’s performance in light of overall financial market conditions.  Among other information, the Board considered the following performance information in its evaluation of each Fund:
State Street Institutional U.S. Equity Fund.  The Board considered that the Fund’s performance was above the medians of its Performance Group and its Performance Universe for the 1-, 3-, 5- and 10-year periods.  The Board also considered that the Fund’s performance was above the Benchmark for the 1-, 3- and 5-year periods and was below the Benchmark for the 10-year period.
State Street Institutional Small-Cap Equity Fund. The Board considered that the Fund’s performance was below the median of its Performance Group for the 1-year period, was above the median of its Performance Group for the 3- and 10-year periods, and was equal to the median of its Performance Group for the 5-year period.  The Board also considered that the Fund’s performance was below the median of its Performance Universe for the 1-year period and was above the median of its Performance Universe for the 3-, 5- and 10-year periods.  The Board also considered that the Fund’s performance was below the Benchmark for the 1-year period and was above the Benchmark for the 3-, 5- and 10-year periods.
33

State Street Institutional Funds
Statement Regarding Basis for Approval of Investment Advisory Contract, continued — September 30, 2025 (Unaudited)
On the basis of the foregoing and other relevant information, the Board concluded that the performance of each Fund is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by each Fund and actual fees paid by each Fund, net of waivers, if any, as well as the fees paid to each of the Sub-Advisers by the Adviser, which reduced the net management fees retained by the Adviser. For the Institutional Small-Cap Equity Fund, the Board also reviewed (i) the allocation of the total advisory fees between SSGA FM and the Sub-Advisers, and (ii) the services required of SSGA FM to oversee the Sub-Advisers for those services. As part of its review, the Board considered each Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for each of the Funds.  The Board also considered the comparability of the fees charged and the services provided to each Fund by the Adviser and Sub-Advisers to the fees charged and services provided to other clients of the Adviser and Sub-Advisers, including institutional accounts, as applicable.  In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of certain Funds to limit the total expenses borne by shareholders of such Funds. SSGA FM reviewed with the Board the Funds’ unitary fee structure where SSGA FM (and not the Funds) bears most of the Funds’ operating expenses, therefore affecting SSGA FM’s profitability. The Board also considered that the sub-advisory fees are paid by the Adviser out of its advisory fees it receives from the Funds and are not paid by the Funds. Among other information, the Board considered the following expense information in its evaluation of each Fund:
State Street Institutional U.S. Equity Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe.  The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
State Street Institutional Small-Cap Equity Fund. The Board considered that the Fund’s actual management fee was below the median of its Expense Group and was above the median of its Expense Universe.  The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser and Sub-Advisers, the Board concluded that the fees and the expense ratio of each Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates and the Sub-Advisers in providing investment advisory and other services to each applicable Fund and to all funds within the fund complex.  The Board considered other direct and indirect benefits received by the Adviser and Affiliated Service Providers and the Sub-Advisers in connection with their relationships with the applicable Funds, including, where applicable, soft dollar commission benefits generated through Fund portfolio transactions.  The Board further considered the profitability of each of the Affiliated Service Providers with respect to their services to the Funds and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Funds, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Funds, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Funds, were reasonable in relation to the services provided.
The Board also considered that the sub-advisory fee rate under each Sub-Advisory Agreement was negotiated with each Sub-Adviser at arm’s length. In considering the profitability to each Sub-Adviser in connection with its relationship to the applicable Fund, the Trustees noted that the fees under the Sub-Advisory Agreement are paid by the Adviser out of the advisory fees that the Adviser receives from the Fund.  For these reasons, the Board concluded that the
34

State Street Institutional Funds
Statement Regarding Basis for Approval of Investment Advisory Contract, continued — September 30, 2025 (Unaudited)
profitability of each Sub-Adviser from its relationship with the Fund was not material to their deliberations with respect to the consideration of approval of the applicable Sub-Advisory Agreement.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Funds increase.  The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific Fund or the fund complex taken as a whole.  The Board noted that the advisory fee for each Fund contains breakpoints.  The Board concluded that, in light of the current size of each Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to each Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of each Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Funds to such an extent that previously agreed advisory fees should be reduced or that additional breakpoints in such fees should be implemented for any Fund at this time.  The Board noted that the fees under the Sub-Advisory Agreements are paid by the Adviser out of the advisory fees that the Adviser receives under the Advisory Agreement. Therefore, the Board concluded that the potential for economies of scale in each Sub-Adviser’s management of the Institutional Small-Cap Equity Fund is not a material factor to the approval of the Sub-Advisory Agreements.
Conclusions
In reaching its decision to approve the Agreements, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered.  Each Trustee may have contributed different weight to the various factors.  Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser and Sub-Advisers possess the capability and resources to perform the duties required of them under the Agreements.
Further, based upon its review of the Agreements, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement and Sub-Advisory Agreements are reasonable, fair, and in the best interests of each Fund and its respective shareholders, and (2) the rates payable under the Advisory Agreement and Sub-Advisory Agreements are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
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Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable to the Registrant.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The Registrant’s Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable to the Registrant.

(b) Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable to the Registrant.

Item 19. Exhibits.

(a)(1) Code of Ethics referred to in Item 2.

(a)(2) Not applicable to the Registrant.

(a)(3) A separate certification for each principal executive and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act.

(a)(4) Not applicable to the Registrant.

(a)(5) Not applicable.

(b) A single certification required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934, as amended, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

(101) Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STATE STREET INSTITUTIONAL FUNDS

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President (Principal Executive Officer)

Date:	December 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President (Principal Executive Officer)

Date:	December 5, 2025

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial and Accounting Officer)

Date:	December 5, 2025